Schedule of Investments
Invesco 0-5 Yr US TIPS ETF (PBTP)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-99.74%
U.S. Treasury Inflation — Indexed Bonds-13.36%(a)
2.38%, 01/15/2027	$1,582,639	$1,605,756
1.75%, 01/15/2028	1,448,597	1,471,890
3.63%, 04/15/2028	2,010,354	2,125,206
2.50%, 01/15/2029	1,279,428	1,333,145
3.88%, 04/15/2029	2,285,632	2,482,815
		9,018,812
U.S. Treasury Inflation — Indexed Notes-86.38%(a)
0.13%, 04/15/2026	2,961,535	2,959,426
0.13%, 07/15/2026	2,994,966	3,002,185
0.13%, 10/15/2026	2,728,241	2,726,228
0.38%, 01/15/2027	3,051,633	3,038,591
0.13%, 04/15/2027	2,716,532	2,689,375
0.38%, 07/15/2027	2,932,910	2,924,305
1.63%, 10/15/2027	2,629,048	2,670,776
0.50%, 01/15/2028	3,056,519	3,032,076
1.25%, 04/15/2028	2,593,848	2,607,180
0.75%, 07/15/2028	2,833,626	2,828,712
2.38%, 10/15/2028	2,671,028	2,775,649
0.88%, 01/15/2029	2,788,965	2,775,145
2.13%, 04/15/2029	2,726,924	2,812,131
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.25%, 07/15/2029	$3,026,769	$2,951,531
1.63%, 10/15/2029	2,873,099	2,931,525
0.13%, 01/15/2030	3,104,602	2,979,413
1.63%, 04/15/2030	3,181,671	3,230,625
0.13%, 07/15/2030	3,239,056	3,094,994
1.13%, 10/15/2030	3,254,962	3,240,521
0.13%, 01/15/2031	3,213,629	3,033,130
		58,303,518
Total U.S. Treasury Securities (Cost $66,738,081)		67,322,330
	Shares
Money Market Funds-0.16%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(b)(c) (Cost $108,823)	108,823	108,823
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $66,846,904)		67,431,153
OTHER ASSETS LESS LIABILITIES-0.10%		67,987
NET ASSETS-100.00%		$67,499,140

Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$274,943	$869,214	$(1,035,334)	$-	$-	$108,823	$582

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Emerging Markets Sovereign Debt ETF (PCY)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.34%
Angola-3.08%
Angolan Government International Bond
8.75%, 04/14/2032(a)	$13,631,000	$13,369,795
9.38%, 05/08/2048(a)	14,869,000	13,269,378
9.13%, 11/26/2049(a)	15,139,000	13,137,100
		39,776,273
Bahrain-2.88%
Bahrain Government International Bond
6.00%, 09/19/2044(a)(b)	14,343,000	12,322,293
7.50%, 09/20/2047(a)	12,287,000	12,261,718
6.25%, 01/25/2051(a)(b)	14,584,000	12,579,316
		37,163,327
Brazil-3.03%
Brazilian Government International Bond
4.75%, 01/14/2050	17,742,000	13,065,209
7.13%, 05/13/2054(b)	12,806,000	12,845,571
7.25%, 01/12/2056	13,135,000	13,157,986
		39,068,766
Chile-3.03%
Chile Government International Bond
4.34%, 03/07/2042	14,573,000	12,959,769
4.00%, 01/31/2052	16,646,000	13,192,787
5.33%, 01/05/2054	13,367,997	12,974,644
		39,127,200
China-3.01%
China Government International Bond
4.00%, 10/19/2048(a)(b)	13,682,000	13,094,427
2.25%, 10/21/2050(a)(b)	18,930,000	12,910,486
2.50%, 10/26/2051(a)(b)	18,019,000	12,884,793
		38,889,706
Colombia-3.08%
Colombia Government International Bond
5.63%, 02/26/2044	16,154,000	13,134,817
8.75%, 11/14/2053(b)	12,046,000	13,256,623
8.38%, 11/07/2054	12,643,000	13,392,098
		39,783,538
Costa Rica-3.06%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)(b)	13,876,000	13,288,629
7.00%, 04/04/2044(a)(b)	12,056,000	13,136,097
7.16%, 03/12/2045(a)(b)	11,944,000	13,096,118
		39,520,844
Dominican Republic-3.03%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	11,680,000	12,865,520
6.85%, 01/27/2045(a)	12,591,000	13,056,867
6.50%, 02/15/2048(a)(b)	13,229,000	13,189,313
		39,111,700
Egypt-3.44%
Egypt Government International Bond
8.70%, 03/01/2049(a)	14,946,000	14,662,273
8.88%, 05/29/2050(a)	15,173,000	15,032,748
8.75%, 09/30/2051(a)	14,981,000	14,658,741
		44,353,762
	Principal Amount	Value
El Salvador-3.12%
El Salvador Government International Bond
7.63%, 02/01/2041(a)	$13,365,000	$13,398,413
7.13%, 01/20/2050(a)	14,582,000	13,451,895
9.50%, 07/15/2052(a)	11,745,000	13,407,387
		40,257,695
Guatemala-3.19%
Guatemala Government Bond
6.55%, 02/06/2037(a)	12,750,000	13,595,962
4.65%, 10/07/2041(a)	15,889,000	13,752,962
6.88%, 08/15/2055(a)	12,921,000	13,825,858
		41,174,782
Hungary-2.92%
Hungary Government International Bond
7.63%, 03/29/2041	10,868,000	12,661,289
6.75%, 09/25/2052(a)	11,647,000	12,405,457
6.75%, 09/23/2055(a)	12,060,000	12,557,036
		37,623,782
Indonesia-2.82%
Indonesia Government International Bond
3.50%, 02/14/2050	17,490,000	12,440,612
4.45%, 04/15/2070	15,178,000	11,900,907
3.35%, 03/12/2071	19,386,000	11,994,987
		36,336,506
Jordan-3.15%
Jordan Government International Bond
7.50%, 01/13/2029(a)	12,568,000	13,201,565
5.85%, 07/07/2030(a)	13,578,000	13,699,509
7.38%, 10/10/2047(a)	13,833,000	13,710,012
		40,611,086
Kazakhstan-2.93%
Kazakhstan Government International Bond
5.50%, 07/01/2037(a)	12,629,000	12,847,137
4.88%, 10/14/2044(a)	13,661,000	12,366,423
6.50%, 07/21/2045(a)	11,538,000	12,546,950
		37,760,510
Mexico-3.02%
Mexico Government International Bond
6.34%, 05/04/2053	13,689,000	13,012,079
3.75%, 04/19/2071	21,787,000	12,882,653
5.75%, 10/12/2110	15,720,000	13,100,262
		38,994,994
Morocco-3.05%
Morocco Government International Bond
6.50%, 09/08/2033(a)	11,946,000	12,879,948
5.50%, 12/11/2042(a)	14,092,000	13,340,918
4.00%, 12/15/2050(a)	18,464,000	13,186,400
		39,407,266
Nigeria-3.34%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	14,270,000	14,133,804
7.63%, 11/28/2047(a)	15,342,000	14,381,810
9.25%, 01/21/2049(a)(b)	13,362,000	14,573,426
		43,089,040
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Oman-3.06%
Oman Government International Bond
6.50%, 03/08/2047(a)	$12,283,000	$12,995,484
6.75%, 01/17/2048(a)	12,323,000	13,325,632
7.00%, 01/25/2051(a)	11,802,000	13,189,299
		39,510,415
Pakistan-3.34%
Pakistan Government International Bond
7.38%, 04/08/2031(a)	20,835,000	21,018,083
8.88%, 04/08/2051(a)	22,001,000	22,140,519
		43,158,602
Panama-3.27%
Panama Government International Bond
6.40%, 02/14/2035(b)	13,325,000	13,969,930
6.88%, 01/31/2036	12,993,000	13,994,436
7.88%, 03/01/2057	12,339,000	14,247,226
		42,211,592
Peru-2.94%
Peruvian Government International Bond
5.88%, 08/08/2054	13,021,000	12,806,154
6.20%, 06/30/2055	12,112,000	12,402,082
3.60%, 01/15/2072	20,190,000	12,781,784
		37,990,020
Philippines-2.93%
Philippine Government International Bond
4.20%, 03/29/2047	15,085,000	12,440,372
5.95%, 10/13/2047	11,899,000	12,343,068
5.90%, 02/04/2050(b)	12,476,000	13,001,518
		37,784,958
Qatar-2.96%
Qatar Government International Bond
4.63%, 06/02/2046(a)	13,958,000	12,737,862
5.10%, 04/23/2048(a)	13,137,000	12,805,702
4.82%, 03/14/2049(a)	13,635,000	12,637,925
		38,181,489
Romania-3.25%
Romanian Government International Bond
5.13%, 06/15/2048(a)	16,698,000	14,010,436
4.00%, 02/14/2051(a)	19,990,000	13,965,292
7.63%, 01/17/2053(a)	12,524,000	13,970,480
		41,946,208
Saudi Arabia-2.94%
Saudi Government International Bond
5.75%, 01/16/2054(a)(b)	13,177,000	12,794,738
4.50%, 04/22/2060(a)	15,782,000	12,396,456
3.45%, 02/02/2061(a)	20,201,000	12,702,637
		37,893,831
Serbia-3.06%
Serbia International Bond
2.13%, 12/01/2030(a)	15,335,000	13,527,373
6.50%, 09/26/2033(a)	11,818,000	12,734,432
6.00%, 06/12/2034(a)	12,675,000	13,179,757
		39,441,562
South Africa-3.19%
Republic of South Africa Government International Bond
5.75%, 09/30/2049	16,350,000	13,490,840
	Principal Amount	Value
South Africa-(continued)
7.30%, 04/20/2052	$13,664,000	$13,501,806
7.95%, 11/19/2054(a)	13,400,000	14,103,034
		41,095,680
Trinidad-3.04%
Trinidad & Tobago Government International Bond
4.50%, 06/26/2030(a)	13,675,000	13,233,024
5.95%, 01/14/2031(a)	12,839,000	13,074,211
6.40%, 06/26/2034(a)(b)	12,874,000	12,971,327
		39,278,562
Turkey-3.06%
Turkey Government International Bond
4.88%, 04/16/2043	17,249,000	13,017,968
6.63%, 02/17/2045	14,684,000	13,377,423
5.75%, 05/11/2047	16,152,000	13,034,745
		39,430,136
United Arab Emirates-2.97%
Finance Department Government of Sharjah
6.13%, 03/06/2036(a)(b)	12,510,000	12,864,864
4.00%, 07/28/2050(a)	19,288,000	12,898,593
4.38%, 03/10/2051(a)(b)	17,767,000	12,524,630
		38,288,087
Uzbekistan-3.15%
Republic of Uzbekistan International Bond
3.70%, 11/25/2030(a)(b)	14,692,000	13,766,377
3.90%, 10/19/2031(a)	14,791,000	13,765,882
6.90%, 02/28/2032(a)	12,152,000	13,089,598
		40,621,857
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,330,342,915)		1,268,883,776
	Shares
Money Market Funds-0.35%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $4,545,794)	4,545,794	4,545,794
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.69% (Cost $1,334,888,709)		1,273,429,570
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.87%
Invesco Private Government Fund, 3.65%(c)(d)(e)	28,283,454	28,283,454
Invesco Private Prime Fund, 3.80%(c)(d)(e)	73,274,707	73,296,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $101,580,143)		101,580,143
TOTAL INVESTMENTS IN SECURITIES-106.56% (Cost $1,436,468,852)		1,375,009,713
OTHER ASSETS LESS LIABILITIES-(6.56)%		(84,630,628)
NET ASSETS-100.00%		$1,290,379,085
See accompanying notes which are an integral part of this schedule.

Invesco Emerging Markets Sovereign Debt ETF (PCY)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $878,502,131, which represented 68.08% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,047,458	$23,917,739	$(22,419,403)	$-	$-	$4,545,794	$37,539
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,344,225	97,948,564	(92,009,335)	-	-	28,283,454	245,661 *
Invesco Private Prime Fund	58,029,735	107,636,725	(92,369,771)	805	(805)	73,296,689	640,487 *
Total	$83,421,418	$229,503,028	$(206,798,509)	$805	$(805)	$106,125,937	$923,687

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.84%
Angola-0.23%
Azule Energy Finance PLC, 8.13%, 01/23/2030(a)	$450,000	$455,746
Argentina-2.83%
Banco Macro S.A., 8.00%, 06/23/2029(a)	200,000	206,500
Pampa Energia S.A., 7.88%, 12/16/2034(a)	300,000	305,940
Pluspetrol S.A.
8.13%, 05/18/2031(a)	207,000	209,846
8.50%, 05/30/2032(a)	280,000	288,160
Tecpetrol S A, 7.63%, 11/03/2030(a)	310,000	310,636
Telecom Argentina S.A.
9.50%, 07/18/2031(a)	370,000	395,530
9.25%, 05/28/2033(a)	430,000	454,606
Transportadora de Gas del Sur S.A., 7.75%, 11/20/2035(a)	210,000	210,888
Vista Energy Argentina S.A.U.
8.50%, 06/10/2033(a)	390,000	406,575
7.63%, 12/10/2035(a)	240,000	240,480
YPF S.A.
6.95%, 07/21/2027(a)	260,000	262,815
9.00%, 06/30/2029(a)	285,942	297,136
9.50%, 01/17/2031(a)	410,000	434,944
8.75%, 09/11/2031(a)	435,000	450,209
7.00%, 09/30/2033(a)	230,000	226,131
8.25%, 01/17/2034(a)	719,000	733,778
7.00%, 12/15/2047(a)	255,000	228,170
		5,662,344
Australia-1.33%
Fortescue Treasury Pty Ltd.
4.50%, 09/15/2027(a)	232,000	232,190
4.38%, 04/01/2031(a)	420,000	406,182
6.13%, 04/15/2032(a)	316,000	329,375
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028(a)	293,000	307,470
Mineral Resources Ltd.
8.00%, 11/01/2027(a)	293,000	299,904
9.25%, 10/01/2028(a)	414,000	435,242
8.50%, 05/01/2030(a)	342,000	354,838
7.00%, 04/01/2031(a)	289,000	303,986
		2,669,187
Austria-0.17%
ams-OSRAM AG, 12.25%, 03/30/2029(a)	320,000	341,623
Azerbaijan-0.18%
State Oil Co. of the Azerbaijan Republic (The), 6.95%, 03/18/2030(a)	340,000	367,737
Bahrain-1.10%
Bank of Bahrain and Kuwait B.S.C., 6.88%, 06/06/2029(a)	200,000	206,335
Bapco Energies B.S.C. Closed
7.50%, 10/25/2027(a)	570,000	588,731
8.38%, 11/07/2028(a)	200,000	214,936
Bapco Energies Sukuk Ltd.
5.25%, 04/08/2029(a)	200,000	198,735
6.63%, 05/25/2033(a)(b)	400,000	421,823
6.25%, 01/29/2035(a)(b)	350,000	360,538
GFH Senior Sukuk Ltd., 7.50%, 11/06/2029(a)	200,000	203,033
		2,194,131
	Principal Amount	Value
Belgium-0.20%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(a)(b)	$400,000	$399,947
Brazil-11.61%
3R Lux S.a.r.l., 9.75%, 02/05/2031(a)	200,000	208,391
Acu Petroleo (Luxembourg) S.a.r.l., 7.50%, 01/13/2032(a)	217,058	223,706
Adecoagro S.A., 7.50%, 07/29/2032(a)	210,000	205,714
Aegea Finance S.a.r.l.
9.00%, 01/20/2031(a)	328,000	348,792
7.63%, 01/20/2036(a)	315,000	308,045
Amaggi (Luxembourg) International S.a.r.l., 5.25%, 01/28/2028(a)	360,000	358,313
AXIA Energia
4.63%, 02/04/2030(a)	350,000	339,417
6.50%, 01/11/2035(a)	460,000	479,573
B3 S.A. - Brasil, Bolsa, Balcao, 4.13%, 09/20/2031(a)	260,000	246,721
Banco Bradesco S.A.
4.38%, 03/18/2027(a)	220,000	220,204
6.50%, 01/22/2030(a)	440,000	462,194
Banco BTG Pactual S.A.
6.25%, 04/08/2029(a)	170,000	175,756
5.75%, 01/22/2030(a)	200,000	203,200
Banco do Brasil S.A.
3.25%, 09/30/2026(a)(b)	460,000	457,209
4.88%, 01/11/2029(a)	220,000	219,479
6.25%, 04/18/2030(a)	290,000	301,391
6.00%, 03/18/2031(a)(b)	340,000	349,559
Banco Votorantim S.A., 5.88%, 04/08/2028(a)	200,000	203,800
Braskem America Finance Co., 7.13%, 07/22/2041(a)	235,000	94,078
BRF S.A.
4.88%, 01/24/2030(a)	260,000	252,456
5.75%, 09/21/2050(a)	360,000	298,485
Caixa Economica Federal, 5.63%, 05/13/2030(a)	400,000	406,002
Constellation Oil Services Holding S.A., 9.38%, 11/07/2029(a)	300,000	313,920
Cosan (Luxembourg) S.A., 5.50%, 09/20/2029(a)	180,000	182,813
CSN Inova Ventures, 6.75%, 01/28/2028(a)	580,000	555,196
CSN Resources S.A.
8.88%, 12/05/2030(a)	300,000	289,574
4.63%, 06/10/2031(a)	380,000	298,552
5.88%, 04/08/2032(a)	220,000	178,894
Eldorado Intl. Finance GmbH, 8.50%, 12/01/2032(a)	218,000	226,655
FS Luxembourg S.a.r.l., 8.63%, 06/25/2033(a)	210,000	217,268
Gol Finance, Inc., 14.38%, 06/06/2030(a)	900,000	932,625
Itau Unibanco Holding S.A., 6.00%, 02/27/2030(a)	400,000	417,274
Klabin Austria GmbH
5.75%, 04/03/2029(a)	330,000	336,666
3.20%, 01/12/2031(a)	200,000	181,619
7.00%, 04/03/2049(a)	297,000	307,705
LD Celulose International GmbH, 7.95%, 01/26/2032(a)(b)	270,000	284,534
MARB BondCo PLC, 3.95%, 01/29/2031(a)(b)	505,000	457,508
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Brazil-(continued)
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/2031(a)	$714,061	$635,114
Minerva (Luxembourg) S.A.
4.38%, 03/18/2031(a)(b)	438,000	408,535
8.88%, 09/13/2033(a)	500,000	546,586
Movida Europe S.A., 7.85%, 04/11/2029(a)	200,000	194,093
MV24 Capital B.V., 6.75%, 06/01/2034(a)	347,015	351,651
Oceanica Lux S.a.r.l., 13.00%, 10/02/2029(a)	300,000	312,000
Petrobras Global Finance B.V.
7.38%, 01/17/2027	235,000	242,366
6.00%, 01/27/2028	398,000	407,515
5.13%, 09/10/2030	350,000	346,657
5.60%, 01/03/2031	277,000	279,527
6.50%, 07/03/2033	340,000	355,206
6.00%, 01/13/2035	335,000	333,869
6.25%, 01/10/2036	350,000	344,312
6.88%, 01/20/2040	268,000	272,936
6.75%, 01/27/2041	253,000	254,356
7.25%, 03/17/2044	296,000	307,202
5.50%, 06/10/2051(b)	211,000	175,361
6.85%, 06/05/2115	507,000	481,189
Prio Luxembourg Holding S.a.r.l., 6.75%, 10/15/2030(a)	290,000	289,203
Rede D’Or Finance S.a.r.l.
4.95%, 01/17/2028(a)	220,000	220,474
4.50%, 01/22/2030(a)	360,000	351,370
6.45%, 09/09/2035(a)	200,000	204,730
Rumo Luxembourg S.a.r.l.
5.25%, 01/10/2028(a)	220,000	220,142
4.20%, 01/18/2032(a)	200,000	184,815
Sabesp Lux S.a.r.l., 5.63%, 08/20/2030(a)	210,000	210,788
Samarco Mineracao S.A., 9.00% PIK Rate, 0.50% Cash Rate, 06/30/2031(a)(c)	2,011,031	2,020,167
Simpar Europe S.A., 5.20%, 01/26/2031(a)	230,000	191,188
Usiminas International S.a.r.l., 7.50%, 01/27/2032(a)	200,000	207,725
XP, Inc., 6.75%, 07/02/2029(a)	220,000	228,325
Yinson Bergenia Production B.V., 8.50%, 01/31/2045(a)	480,000	522,285
Yinson Boronia Production B.V., 8.95%, 07/31/2042(a)	539,600	599,989
		23,242,964
Cameroon-0.10%
Golar LNG Ltd., 7.50%, 10/02/2030(a)	200,000	200,311
Canada-10.83%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028(a)	703,000	692,909
4.38%, 01/15/2028(a)	317,000	315,320
3.50%, 02/15/2029(a)	387,000	373,213
6.13%, 06/15/2029(a)	500,000	512,949
5.63%, 09/15/2029(a)	225,000	229,089
4.00%, 10/15/2030(a)	1,262,000	1,204,846
Air Canada, 3.88%, 08/15/2026(a)	563,000	561,192
Algonquin Power & Utilities Corp., 4.75%, 01/18/2082(b)(d)	292,000	290,064
AltaGas Ltd., 7.20%, 10/15/2054(a)(d)	366,000	380,845
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 07/15/2026(a)	220,000	191,682
	Principal Amount	Value
Canada-(continued)
Bell Canada
6.88%, 09/15/2055(d)	$410,000	$425,056
7.00%, 09/15/2055(d)	613,000	643,147
Bombardier, Inc.
6.00%, 02/15/2028(a)	195,000	195,414
7.50%, 02/01/2029(a)	337,000	350,274
8.75%, 11/15/2030(a)	310,000	332,604
7.25%, 07/01/2031(a)	350,000	372,020
7.00%, 06/01/2032(a)	305,000	320,545
6.75%, 06/15/2033(a)	320,000	336,525
7.45%, 05/01/2034(a)	209,000	234,235
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 09/15/2027(a)	240,000	240,174
4.88%, 02/15/2030(a)	190,000	177,536
Capstone Copper Corp., 6.75%, 03/31/2033(a)	240,000	248,833
Champion Iron Canada, Inc., 7.88%, 07/15/2032(a)	210,000	224,790
Dye & Durham Ltd., 8.63%, 04/15/2029(a)	228,000	205,283
Emera, Inc., Series 16-A, 6.75%, 06/15/2076(d)	570,000	574,165
Garda World Security Corp.
6.00%, 06/01/2029(a)	200,000	196,946
6.50%, 01/15/2031(a)	275,000	282,070
8.25%, 08/01/2032(a)	300,000	306,735
8.38%, 11/15/2032(a)	500,000	513,708
goeasy Ltd.
9.25%, 12/01/2028(a)	224,000	230,467
7.63%, 07/01/2029(a)	300,000	297,291
Great Canadian Gaming Corp., 8.75%, 11/15/2029(a)	300,000	305,254
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)	232,000	234,307
Ivanhoe Mines Ltd., 7.88%, 01/23/2030(a)	400,000	417,069
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/2030(a)	376,000	393,376
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(a)	300,000	211,875
Mattamy Group Corp., 4.63%, 03/01/2030(a)	230,000	224,771
Methanex Corp.
5.13%, 10/15/2027	305,000	306,014
5.25%, 12/15/2029(b)	295,000	296,848
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	244,000	263,049
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(a)	250,000	254,533
NOVA Chemicals Corp.
5.25%, 06/01/2027(a)	507,000	509,635
4.25%, 05/15/2029(a)	220,000	214,705
9.00%, 02/15/2030(a)	275,000	293,612
Open Text Corp.
3.88%, 02/15/2028(a)	400,000	387,483
3.88%, 12/01/2029(a)	391,000	363,141
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)	452,000	420,290
4.13%, 12/01/2031(a)	253,000	227,515
RB Global Holdings, Inc.
6.75%, 03/15/2028(a)(b)	210,000	214,165
7.75%, 03/15/2031(a)	408,000	425,804
Rogers Communications, Inc.
7.00%, 04/15/2055(b)(d)	450,000	466,975
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Canada-(continued)
7.13%, 04/15/2055(b)(d)	$410,000	$430,122
5.25%, 03/15/2082(a)(d)	302,000	301,849
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(a)	218,000	223,183
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/2055(d)	450,000	475,973
Superior Plus L.P./Superior General Partner, Inc., 4.50%, 03/15/2029(a)	230,000	224,840
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	200,000	212,538
TELUS Corp.
6.63%, 10/15/2055(b)(d)	290,000	296,729
7.00%, 10/15/2055(b)(d)	330,000	345,291
6.38%, 06/09/2056(d)	350,000	353,743
6.63%, 06/09/2056(d)	330,000	331,582
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030(a)(b)	400,000	386,391
Wrangler Holdco Corp., 6.63%, 04/01/2032(a)	200,000	208,248
		21,680,837
Cayman Islands-0.24%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)(b)	463,000	479,844
Chile-1.04%
AES Andes S.A., 8.15%, 06/10/2055(a)(d)	200,000	212,982
Agrosuper S.A., 4.60%, 01/20/2032(a)	220,000	211,286
Falabella S.A., 3.38%, 01/15/2032(a)	290,000	261,615
Inversiones CMPC S.A., 6.70%, 12/09/2057(a)(d)	250,000	253,125
LATAM Airlines Group S.A.
7.88%, 04/15/2030(a)	600,000	630,258
7.63%, 01/07/2031(a)	300,000	315,375
Telefonica Moviles Chile S.A., 3.54%, 11/18/2031(a)	280,000	199,992
		2,084,633
China-2.44%
CFAMC III Co. Ltd.
4.75%, 04/27/2027(a)	300,000	301,429
4.25%, 11/07/2027(a)	500,000	498,536
CFAMC IV Co. Ltd., 4.50%, 05/29/2029(a)	200,000	199,493
Fortune Star (BVI) Ltd.
5.05%, 01/27/2027(a)	220,000	216,251
8.50%, 05/19/2028(a)	200,000	206,993
Franshion Brilliant Ltd.
4.25%, 07/23/2029(a)	200,000	185,258
6.00%(a)(d)(e)	220,000	219,930
Greentown China Holdings Ltd., 8.45%, 02/24/2028(a)	200,000	204,867
Industrial and Commercial Bank of China Ltd., 3.20%(a)(d)(e)	2,682,000	2,665,826
Longfor Group Holdings Ltd., 4.50%, 01/16/2028(a)	200,000	185,735
		4,884,318
Colombia-4.09%
AI Candelaria (Spain) S.A., 5.75%, 06/15/2033(a)	295,000	263,879
Banco Davivienda S.A., 8.13%, 07/02/2035(a)(d)	200,000	209,000
Banco de Bogota S.A., 6.25%, 05/12/2026(a)	490,000	492,760
	Principal Amount	Value
Colombia-(continued)
Colombia Telecomunicaciones S.A. E.S.P., 4.95%, 07/17/2030(a)	$207,000	$193,796
Ecopetrol S.A.
8.63%, 01/19/2029	339,000	363,392
6.88%, 04/29/2030	591,000	597,897
4.63%, 11/02/2031	410,000	368,689
7.75%, 02/01/2032	480,000	493,187
8.88%, 01/13/2033	660,000	709,824
8.38%, 01/19/2036	550,000	569,386
7.38%, 09/18/2043	208,000	191,623
5.88%, 05/28/2045	570,000	431,100
5.88%, 11/02/2051(b)	230,000	166,210
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/2029(a)	400,000	376,875
4.38%, 02/15/2031(a)(b)	260,000	236,914
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A., 5.38%, 12/30/2030(a)	295,000	275,434
Gran Tierra Energy, Inc., 9.50%, 10/15/2029(a)	300,000	239,997
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	450,000	423,430
Grupo Nutresa S.A.
8.00%, 05/12/2030(a)	600,000	639,885
9.00%, 05/12/2035(a)	600,000	670,500
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/2030(a)	270,000	270,446
		8,184,224
Costa Rica-0.11%
Instituto Costarricense de Electricidad, 6.38%, 05/15/2043(a)	220,000	219,087
Czech Republic-0.21%
Czechoslovak Group A.S., 6.50%, 01/10/2031(a)	400,000	417,880
Denmark-0.58%
GENMAB A/S/GENMAB FINANCE LLC, 7.25%, 12/15/2033(a)	1,100,000	1,164,960
Dominican Republic-0.10%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(a)	200,000	209,955
Finland-0.18%
Amer Sports Co., 6.75%, 02/16/2031(a)	340,000	354,404
France-2.87%
Altice France S.A.
9.50%, 11/01/2029(a)	657,221	674,862
6.88%, 10/15/2030(a)	345,338	339,793
6.50%, 04/15/2032(a)	826,401	807,646
6.88%, 07/15/2032(a)	677,433	661,902
Calderys Financing LLC, 11.25%, 06/01/2028(a)	310,000	323,380
Electricite de France S.A., 9.13%(a)(d)(e)	670,000	793,391
Forvia SE
8.00%, 06/15/2030(a)	200,000	213,620
6.75%, 09/15/2033(a)	200,000	205,210
Iliad Holding S.A.S.U.
7.00%, 10/15/2028(a)	350,000	354,282
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
France-(continued)
8.50%, 04/15/2031(a)	$420,000	$450,007
7.00%, 04/15/2032(a)	350,000	359,173
Opal Bidco SAS, 6.50%, 03/31/2032(a)	550,000	561,584
		5,744,850
Georgia-0.10%
Georgian Railway JSC, 4.00%, 06/17/2028(a)	220,000	210,555
Germany-1.68%
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	350,000	357,777
IHO Verwaltungs GmbH, 7.75% PIK Rate, 8.50% Cash Rate, 11/15/2030(a)(c)	200,000	210,419
Mercer International, Inc., 5.13%, 02/01/2029	339,000	209,768
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/2027(a)	650,000	651,200
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)	331,000	341,954
7.13%, 04/14/2030(a)	270,000	276,553
6.75%, 04/23/2030(a)	365,000	366,219
7.50%, 03/24/2031(a)	650,000	666,626
6.88%, 04/23/2032(a)	280,000	279,384
		3,359,900
Ghana-0.28%
Kosmos Energy Ltd., 8.75%, 10/01/2031(a)	200,000	126,360
Tullow Oil PLC, 10.25%, 05/15/2026(a)	550,000	426,250
		552,610
Greece-0.10%
Danaos Corp., 6.88%, 10/15/2032(a)	200,000	206,706
Guatemala-0.74%
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.25%, 04/27/2029(a)	459,000	456,931
CT Trust, 5.13%, 02/03/2032(a)	300,000	286,348
Energuate Trust 2.0, 6.35%, 09/15/2035(a)	255,000	255,036
Investment Energy Resources Ltd., 6.25%, 04/26/2029(a)	290,000	292,144
Mobiliare Latam S.A. / Mobiliare Latam Mexico S.A. de CV, 6.75%, 11/10/2032(a)	200,000	198,255
		1,488,714
Hong Kong-1.46%
China CITIC Bank International Ltd.
3.25%(a)(d)(e)	270,000	269,204
4.80%(a)(d)(e)	270,000	272,304
Melco Resorts Finance Ltd.
5.63%, 07/17/2027(a)	270,000	270,297
5.75%, 07/21/2028(a)	380,000	380,303
5.38%, 12/04/2029(a)	490,000	485,386
7.63%, 04/17/2032(a)	450,000	472,266
6.50%, 09/24/2033(a)	200,000	199,707
Nanyang Commercial Bank Ltd., 6.50%(a)(d)(e)	290,000	297,486
Seaspan Corp., 5.50%, 08/01/2029(a)	287,000	273,214
		2,920,167
Hungary-0.34%
OTP Bank Nyrt.
8.75%, 05/15/2033(a)(d)	240,000	256,127
7.30%, 07/30/2035(a)(d)	400,000	421,490
		677,617
	Principal Amount	Value
India-3.31%
Biocon Biologics Global PLC, 6.67%, 10/09/2029(a)	$370,000	$375,960
Continuum Green Energy India Pvt./Co- Issuers, 7.50%, 06/26/2033(a)	206,965	217,076
Delhi International Airport Ltd.
6.13%, 10/31/2026(a)	200,000	201,663
6.45%, 06/04/2029(a)	220,000	229,985
Diamond II Ltd., 7.95%, 07/28/2026(a)	200,000	200,163
Greenko Power II Ltd., 4.30%, 12/13/2028(a)	304,000	291,441
Greenko Wind Projects (Mauritius) Ltd., 7.25%, 09/27/2028(a)	400,000	409,183
IRB Infrastructure Developers Ltd., 7.11%, 03/11/2032(a)	400,000	418,035
JSW Steel Ltd.
3.95%, 04/05/2027(a)	206,000	204,575
5.05%, 04/05/2032(a)	220,000	219,751
Muthoot Finance Ltd.
7.13%, 02/14/2028(a)	260,000	266,464
6.38%, 04/23/2029(a)	250,000	255,971
6.38%, 03/02/2030(a)	315,000	323,359
Periama Holdings LLC, 5.95%, 04/19/2026(a)	340,000	341,094
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/2028(a)	260,000	251,382
Shriram Finance Ltd.
6.63%, 04/22/2027(a)	400,000	408,956
6.15%, 04/03/2028(a)	200,000	206,096
UPL Corp. Ltd., 4.63%, 06/16/2030(a)	200,000	191,166
Vedanta Resources Finance II PLC
10.88%, 09/17/2029(a)	500,000	535,879
9.48%, 07/24/2030(a)	200,000	211,133
11.25%, 12/03/2031(a)	200,000	221,817
9.13%, 10/15/2032(a)	200,000	209,657
9.85%, 04/24/2033(a)	400,000	431,431
		6,622,237
Indonesia-0.22%
Nickel Industries Ltd., 9.00%, 09/30/2030(a)	426,000	447,581
Israel-2.58%
Energean Israel Finance Ltd.
5.38%, 03/30/2028(a)	220,000	217,951
5.88%, 03/30/2031(a)(b)	320,000	311,254
8.50%, 09/30/2033(a)(b)	380,000	407,503
Leviathan Bond Ltd.
6.50%, 06/30/2027(a)	210,000	212,329
6.75%, 06/30/2030(a)	299,000	307,036
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/2036	320,000	336,917
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/2026(b)	745,000	739,457
4.75%, 05/09/2027	285,000	285,218
6.75%, 03/01/2028	520,000	540,301
5.13%, 05/09/2029(b)	420,000	424,263
8.13%, 09/15/2031	188,000	215,898
4.10%, 10/01/2046	871,000	667,010
Teva Pharmaceutical Finance Netherlands IV B.V., 5.75%, 12/01/2030	280,000	290,129
Teva Pharmaceuticals Finance Netherlands B.V., 6.00%, 12/01/2032	200,000	209,507
		5,164,773
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Italy-0.94%
Efesto Bidco S.p.A. Efesto US LLC, Series XR, 7.50%, 02/15/2032(a)	$410,000	$419,219
FiberCop S.p.A.
6.38%, 11/15/2033(a)	200,000	203,052
6.00%, 09/30/2034(a)	200,000	195,218
7.20%, 07/18/2036(a)	200,000	202,864
7.72%, 06/04/2038(a)	200,000	205,919
Kedrion S.p.A., 6.50%, 09/01/2029(a)	400,000	395,128
Telecom Italia Capital S.A., 7.20%, 07/18/2036(b)	236,000	256,094
		1,877,494
Ivory Coast-0.10%
Endeavour Mining PLC, 7.00%, 05/28/2030(a)	200,000	206,725
Jamaica-0.44%
Digicel International Finance Ltd./Difl US LLC, 8.63%, 08/01/2032(a)	840,000	873,929
Japan-5.59%
Kioxia Holdings Corp.
6.25%, 07/24/2030(a)	467,000	482,860
6.63%, 07/24/2033(a)	467,000	488,065
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(a)	1,070,000	1,059,312
7.50%, 07/17/2030(a)	400,000	420,349
4.81%, 09/17/2030(a)(b)	1,070,000	1,011,091
7.75%, 07/17/2032(a)(b)	280,000	295,758
8.13%, 07/17/2035(a)	530,000	566,476
Rakuten Group, Inc.
11.25%, 02/15/2027(a)	750,000	799,618
9.75%, 04/15/2029(a)(b)	875,000	981,097
5.13%(a)(d)(e)	320,000	319,802
6.25%(a)(d)(e)	430,000	416,129
8.13%(a)(d)(e)	200,000	207,363
SoftBank Group Corp.
4.00%, 07/06/2026(a)	300,000	298,247
5.13%, 09/19/2027(a)	550,000	546,326
4.63%, 07/06/2028(a)(b)	360,000	352,475
6.50%, 04/10/2029(a)	200,000	200,650
6.88%, 01/10/2031(a)	200,000	199,133
5.25%, 07/06/2031(a)(b)	610,000	588,354
7.00%, 07/08/2031(a)	200,000	203,426
7.25%, 07/10/2032(a)	250,000	251,569
7.50%, 07/10/2035(a)	210,000	218,309
7.63%, 04/29/2061(a)(d)	400,000	372,435
8.25%, 10/29/2065(a)(d)	370,000	344,955
6.88%(a)(b)(d)(e)	590,000	577,277
		11,201,076
Jersey-0.20%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	450,000	401,976
Luxembourg-1.30%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc., 7.00%, 05/21/2030(a)	580,000	604,869
Altice Financing S.A.
5.00%, 01/15/2028(a)	510,000	370,723
5.75%, 08/15/2029(a)	820,000	590,748
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/2033(a)	394,000	381,039
INEOS Finance PLC, 7.50%, 04/15/2029(a)	300,000	251,521
	Principal Amount	Value
Luxembourg-(continued)
Maxam Prill S.a.r.l., 7.75%, 07/15/2030(a)	$210,000	$218,897
SES Americom Inc., 5.30%, 03/25/2044(a)	222,000	178,660
		2,596,457
Macau-1.83%
Champion Path Holdings Ltd., 4.85%, 01/27/2028(a)	220,000	214,201
MGM China Holdings Ltd.
5.88%, 05/15/2026(a)	340,000	340,275
4.75%, 02/01/2027(a)	340,000	338,780
7.13%, 06/26/2031(a)	200,000	212,463
Studio City Finance Ltd.
6.50%, 01/15/2028(a)	220,000	220,262
5.00%, 01/15/2029(a)	483,000	468,351
Wynn Macau Ltd.
5.50%, 10/01/2027(a)	318,000	318,133
5.63%, 08/26/2028(a)	570,000	569,345
5.13%, 12/15/2029(a)(b)	428,000	426,212
6.75%, 02/15/2034(a)	550,000	557,985
		3,666,007
Mauritius Island-0.13%
Axian Telecom Holding and Management Ltd., 7.25%, 07/11/2030(a)	250,000	253,641
Mexico-3.62%
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/2028(a)	467,317	480,335
10.38%, 11/15/2030(a)	360,437	368,953
CEMEX S.A.B. de C.V.
5.13%(a)(d)(e)	450,000	449,549
7.20%(a)(d)(e)	420,000	440,895
Grupo Aeromexico S.A.B. de C.V., 8.63%, 11/15/2031(a)	200,000	207,000
Grupo Aeromexico, S.A.B. De C.V., 8.25%, 11/15/2029(a)	200,000	206,000
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	220,000	191,672
Petroleos Mexicanos
6.50%, 03/13/2027	100,000	101,888
5.35%, 02/12/2028	50,000	50,448
6.50%, 01/23/2029	80,000	81,594
8.75%, 06/02/2029	225,000	241,724
6.84%, 01/23/2030	260,000	266,853
5.95%, 01/28/2031	310,000	302,615
6.70%, 02/16/2032	610,000	609,396
10.00%, 02/07/2033	160,000	186,624
6.63%, 06/15/2035	245,000	233,595
6.50%, 06/02/2041	120,000	104,706
5.50%, 06/27/2044	50,000	38,298
6.38%, 01/23/2045	94,000	76,517
5.63%, 01/23/2046	40,000	30,319
6.75%, 09/21/2047	468,000	386,227
6.35%, 02/12/2048	120,000	95,241
7.69%, 01/23/2050	790,000	711,277
6.95%, 01/28/2060	330,000	268,995
Saavi Energia S.a.r.l., 8.88%, 02/10/2035(a)	590,000	639,501
Total Play Telecomunicaciones S.A. de C.V., 11.13%, 12/31/2032(a)	500,000	481,250
		7,251,472
Moldova-0.10%
Aragvi Finance International DAC, 11.13%, 11/20/2029(a)	200,000	203,672
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Morocco-0.41%
OCP S.A.
3.75%, 06/23/2031(a)	$340,000	$317,049
6.88%, 04/25/2044(a)	220,000	227,700
5.13%, 06/23/2051(a)	340,000	276,228
		820,977
Netherlands-1.36%
Sunrise FinCo I B.V., 4.88%, 07/15/2031, (Acquired 08/25/2023 - 07/31/2025; Cost $463,080)(a)(b)(f)	520,000	498,672
Trivium Packaging Finance B.V.
8.25%, 07/15/2030(a)	257,000	274,395
12.25%, 01/15/2031(a)	260,000	284,706
VZ Secured Financing B.V.
5.00%, 01/15/2032(a)(b)	671,000	606,324
7.50%, 01/15/2033(a)	480,000	481,794
Ziggo B.V., 4.88%, 01/15/2030(a)	416,000	393,028
Ziggo Bond Co. B.V., 5.13%, 02/28/2030(a)	209,000	183,800
		2,722,719
Nigeria-0.74%
Access Bank PLC, 6.13%, 09/21/2026(a)(b)	229,000	228,443
IHS Holding Ltd.
6.25%, 11/29/2028(a)	420,000	418,616
7.88%, 05/29/2030(a)	350,000	361,103
8.25%, 11/29/2031(a)	200,000	209,041
Seplat Energy PLC, 9.13%, 03/21/2030(a)	250,000	262,949
		1,480,152
Norway-0.41%
Odfjell Rig III Ltd., 7.25%, 03/08/2031(a)	284,000	292,602
Seadrill Finance Ltd., 8.38%, 08/01/2030(a)	200,000	209,681
TGS ASA, 8.50%, 01/15/2030(a)	300,000	316,685
		818,968
Oman-1.10%
AL Jawaher Assets Co. Spc, 4.66%, 10/29/2030(a)	200,000	197,634
Mazoon Assets Co. SAOC
5.20%, 11/08/2027(a)	220,000	221,840
5.50%, 02/14/2029(a)	200,000	204,808
5.25%, 10/09/2031(a)	400,000	407,124
OmGrid Funding Ltd., 5.20%, 05/16/2027(a)	220,000	221,277
OQ SAOC, 5.13%, 05/06/2028(a)	140,000	141,157
Oryx Funding Ltd., 5.80%, 02/03/2031(a)	270,000	278,176
OTEL Sukuk Ltd., 5.38%, 01/24/2031(a)	200,000	204,106
Oztel Holdings SPC Ltd., 6.63%, 04/24/2028(a)	310,000	322,759
		2,198,881
Pakistan-0.11%
Pakistan Water & Power Development Authority, 7.50%, 06/04/2031(a)	235,000	230,234
Panama-0.81%
AES Panama Generation Holdings S.R.L., 4.38%, 05/31/2030(a)	579,709	546,573
C&W Senior Finance Ltd., 9.00%, 01/15/2033(a)	250,000	260,321
Empresa de Transmision Electrica S.A., 5.13%, 05/02/2049(a)	245,000	190,204
	Principal Amount	Value
Panama-(continued)
Sable International Finance Ltd., 7.13%, 10/15/2032(a)	$421,000	$426,058
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(a)	220,000	209,726
		1,632,882
Peru-1.02%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(a)	250,000	260,819
Minsur S.A., 4.50%, 10/28/2031(a)	200,000	192,339
Peru LNG S.r.l., 5.38%, 03/22/2030(a)	315,042	307,812
Petroleos del Peru S.A.
4.75%, 06/19/2032(a)	490,000	370,332
5.63%, 06/19/2047(a)	900,000	604,913
Volcan Compania Minera S.A.A., 8.50%, 10/28/2032(a)	300,000	310,995
		2,047,210
Poland-0.19%
Canpack S.A./Canpack US LLC, 3.88%, 11/15/2029(a)	400,000	382,827
Puerto Rico-0.31%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027(a)	535,000	373,663
5.13%, 07/15/2029(a)	370,000	247,261
		620,924
Russia-0.01%
O1 Properties Finance PLC, 0.50% PIK Rate, 7.75% Cash Rate, 09/27/2028(a)(g)	500,000	19,664
Saudi Arabia-0.53%
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/2029(a)	200,000	208,372
Arabian Centres Sukuk IV Ltd., 8.88%, 12/04/2030(a)	218,000	223,960
Dar Al-Arkan Sukuk Co. Ltd.
8.00%, 02/25/2029(a)(b)	300,000	314,569
7.25%, 07/02/2030(a)	300,000	306,922
		1,053,823
Serbia-0.15%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(a)	300,000	301,973
Singapore-0.10%
Puma International Financing S.A., 7.75%, 04/25/2029(a)	200,000	207,472
South Africa-1.59%
Bidvest Group (UK) PLC (The), 6.20%, 09/17/2032(a)	210,000	214,304
Eskom Holdings, 8.45%, 08/10/2028(a)	220,000	235,998
Liquid Telecommunications Financing PLC, 5.50%, 09/04/2026(a)	280,000	268,274
MTN (Mauritius) Investments Ltd., 6.50%, 10/13/2026(a)	220,000	222,475
Sasol Financing USA LLC
4.38%, 09/18/2026	190,000	188,866
6.50%, 09/27/2028	300,000	300,170
8.75%, 05/03/2029(a)(b)	500,000	513,925
5.50%, 03/18/2031	337,000	297,499
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
South Africa-(continued)
Stillwater Mining Co.
4.00%, 11/16/2026(a)	$260,000	$258,905
4.50%, 11/16/2029(a)	227,000	218,636
Transnet, 8.25%, 02/06/2028(a)	450,000	475,078
		3,194,130
Spain-0.14%
Grifols S.A., 4.75%, 10/15/2028(a)	288,000	283,893
Sweden-0.18%
Stena International S.A., 7.25%, 01/15/2031(a)	350,000	359,860
Switzerland-0.59%
Consolidated Energy Finance S.A.
5.63%, 10/15/2028(a)	190,000	156,988
12.00%, 02/15/2031(a)	250,000	210,287
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
7.88%, 05/01/2027(a)	195,000	195,432
9.50%, 06/01/2028(a)	200,000	208,209
6.38%, 02/01/2030(a)	430,000	408,337
		1,179,253
Tanzania-0.18%
HTA Group Ltd., 7.50%, 06/04/2029(a)	350,000	362,021
Thailand-0.67%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(d)	540,000	515,696
GC Treasury Center Co. Ltd.
6.50%(a)(d)(e)	252,000	254,731
7.13%(a)(d)(e)	210,000	215,672
Kasikornbank PCL, 3.34%, 10/02/2031(a)(d)	360,000	356,061
		1,342,160
Togo-0.11%
Ecobank Transnational, Inc., 10.13%, 10/15/2029(a)	200,000	216,015
Trinidad-0.23%
Heritage Petroleum Co. Ltd., 9.00%, 08/12/2029(a)	220,000	226,347
Trinidad Generation Unlimited, 7.75%, 06/16/2033(a)	230,000	241,047
		467,394
Turkey-7.19%
Akbank T.A.S.
6.80%, 02/06/2026(a)	200,000	200,223
7.50%, 01/20/2030(a)	200,000	211,370
6.80%, 06/22/2031(a)(d)	240,000	240,803
Akbank Turk A.S., 7.88%, 09/04/2035(a)(d)	200,000	205,653
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.38%, 06/29/2028(a)	220,000	206,703
Aydem Yenilenebilir Enerji A.S., 9.88%, 09/30/2030(a)	200,000	200,892
Eldorado Gold Corp., 6.25%, 09/01/2029(a)	195,000	196,133
Eregli Demir ve Celik Fabrikalari T.A.S., 8.38%, 07/23/2029(a)	525,000	555,931
Ford Otomotiv Sanayi A.S., 7.13%, 04/25/2029(a)	200,000	207,848
GDZ Elektrik Dagitim AS, 9.00%, 10/15/2029(a)	200,000	200,396
Limak Cimento Sanayi ve Ticaret A.S., 9.75%, 07/25/2029(a)	400,000	408,463
	Principal Amount	Value
Turkey-(continued)
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/2030(a)	$200,000	$198,837
Mersin Uluslararasi Liman Isletmeciligi A.S., 8.25%, 11/15/2028(a)	200,000	208,696
Pegasus Hava Tasimaciligi A.S., 8.00%, 09/11/2031(a)	200,000	211,330
QNB Bank A.S., 7.25%, 05/21/2029(a)	200,000	210,667
Sisecam UK PLC
8.25%, 05/02/2029(a)	400,000	412,610
8.63%, 05/02/2032(a)	275,000	285,060
T.C. Ziraat Bankasi A.S.
5.38%, 03/02/2026(a)	270,000	270,292
9.50%, 08/01/2026(a)	220,000	226,119
8.00%, 01/16/2029(a)	200,000	212,963
TT Varlik Kiralama A.S., 6.50%, 10/30/2030(a)	250,000	252,318
Turk Telekomunikasyon A.S.
7.38%, 05/20/2029(a)	200,000	208,475
6.95%, 10/07/2032(a)	247,000	252,241
Turkcell Iletisim Hizmetleri A.S.
7.45%, 01/24/2030(a)	200,000	209,835
7.65%, 01/24/2032(a)	200,000	212,879
Turkiye Cumhuriyeti Ziraat Bankasi A.S.
7.25%, 02/04/2030(a)	400,000	415,107
8.99%, 08/02/2034(a)(d)	200,000	212,591
Turkiye Garanti Bankasi A.S.
8.38%, 02/28/2034(a)(d)	200,000	207,921
8.13%, 01/03/2035(a)(d)	400,000	414,287
8.13%, 01/08/2036(a)(d)	200,000	206,484
7.63%, 04/15/2036(a)(d)	290,000	292,692
Turkiye Ihracat Kredi Bankasi A.S.
5.75%, 07/06/2026(a)	340,000	342,485
9.00%, 01/28/2027(a)	200,000	209,643
7.50%, 02/06/2028(a)	200,000	209,460
6.88%, 07/03/2028(a)	200,000	207,079
6.38%, 10/03/2030(a)	200,000	200,903
Turkiye Is Bankasi A.S.
7.75%, 06/12/2029(a)	200,000	211,529
7.38%, 04/02/2036(a)(d)	200,000	199,330
Turkiye Vakiflar Bankasi T.A.O.
5.50%, 10/01/2026(a)	235,000	236,997
9.00%, 10/12/2028(a)	270,000	293,531
6.88%, 01/07/2030(a)	200,000	204,765
7.25%, 07/31/2030(a)	400,000	413,132
8.99%, 10/05/2034(a)(d)	400,000	423,777
Ulker Biskuvi Sanayi A.S., 7.88%, 07/08/2031(a)	400,000	421,943
Vestel Elektronik Sanayi ve Ticaret A.S., 9.75%, 05/15/2029(a)	200,000	150,340
WE Soda Investments Holding PLC
9.50%, 10/06/2028(a)	480,000	496,328
9.38%, 02/14/2031(a)	250,000	259,374
Yapi Ve Kredi Bankasi A.S.
9.25%, 10/16/2028(a)	290,000	317,584
7.13%, 10/10/2029(a)	150,000	155,706
7.25%, 03/03/2030(a)	200,000	207,369
9.25%, 01/17/2034(a)(d)	220,000	233,583
7.55%, 06/11/2036(a)(d)	327,000	326,510
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Turkey-(continued)
Ziraat Katilim Varlik Kiralama A.S., 9.38%, 11/12/2026(a)	$210,000	$218,415
Zorlu Enerji Elektrik Uretim A.S., 11.00%, 04/23/2030(a)	550,000	513,791
		14,409,393
Ukraine-0.09%
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2026(a)(g)	236,403	174,941
United Arab Emirates-1.06%
Alpha Star Holding IX Ltd., 7.00%, 08/26/2028(a)(b)	475,000	486,565
Alpha Star Holding VIII Ltd., 8.38%, 04/12/2027(a)	200,000	206,382
Arada Sukuk 2 Ltd., 8.00%, 06/24/2029(a)	200,000	207,696
Binghatti Sukuk 2 SPV Ltd.
7.75%, 07/02/2029(a)	200,000	199,927
8.13%, 08/07/2030(a)	200,000	202,476
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/2027(a)	200,000	205,694
Ittihad International II Ltd., 7.38%, 11/13/2030(a)	200,000	208,671
MAF Global Securities Ltd., 5.75%(a)(d)(e)	200,000	197,609
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/2028(a)	200,000	206,244
		2,121,264
United Kingdom-6.72%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029(a)(b)	292,000	304,173
Ardonagh Finco Ltd., 7.75%, 02/15/2031(a)	550,000	568,902
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032(a)	700,000	722,385
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	600,000	611,743
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033(a)	327,000	327,324
British Telecommunications PLC, 4.25%, 11/23/2081(a)(d)	240,000	239,097
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(a)	300,000	299,488
Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 09/15/2029(a)	800,000	850,094
EG Global Finance PLC, 12.00%, 11/30/2028(a)	400,000	433,202
Froneri Lux Finco S.a.r.l., 6.00%, 08/01/2032(a)(b)	250,000	253,401
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029(a)	200,000	198,914
11.50%, 08/15/2029(a)	200,000	212,165
8.75%, 01/15/2032(a)	300,000	289,972
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031(a)	485,000	501,942
8.13%, 02/15/2032(a)	200,000	204,003
Ithaca Energy (North Sea) PLC, 8.13%, 10/15/2029(a)(b)	450,000	470,164
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027(a)	220,000	218,083
5.88%, 01/15/2028(a)	220,000	220,153
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/2031(a)	200,000	169,512
	Principal Amount	Value
United Kingdom-(continued)
Panama Infrastructure Receivable Purchaser PLC, 0.00%, 04/05/2032(a)(h)	$550,000	$430,078
Trident Energy Finance PLC, 12.50%, 11/30/2029(a)	400,000	417,297
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	420,000	367,349
Virgin Media Secured Finance PLC
5.50%, 05/15/2029(a)	581,000	573,352
4.50%, 08/15/2030(a)	410,000	379,074
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/2028(a)	220,000	220,000
VMED O2 UK Financing I PLC
4.25%, 01/31/2031(a)	561,000	507,947
4.75%, 07/15/2031(a)	580,000	530,409
7.75%, 04/15/2032(a)	400,000	411,858
6.75%, 01/15/2033(a)	400,000	390,564
Vodafone Group PLC
7.00%, 04/04/2079(d)	921,000	971,697
4.13%, 06/04/2081(d)	500,000	470,718
5.13%, 06/04/2081(d)	413,000	328,064
Zegona Finance PLC, 8.63%, 07/15/2029(a)	350,000	370,046
		13,463,170
United States-3.65%
Ardagh Group S.A.
9.50%, 12/01/2030(a)	945,000	1,021,805
12.00% PIK, 1.00% Cash, 12.00%, 12/01/2030(a)(c)	300,000	284,625
Avianca Midco 2 PLC
9.00%, 12/01/2028(a)(b)	448,000	457,520
9.63%, 02/14/2030(a)	550,000	563,937
Brightstar Lottery PLC, 5.25%, 01/15/2029(a)	327,000	326,642
CNG Holdings, Inc., 14.50%, 06/30/2026(a)	300,000	275,250
Constellium SE, 3.75%, 04/15/2029(a)	150,000	145,278
Dresdner Funding Trust I, 8.15%, 06/30/2031(a)	550,000	606,713
EUSHI Finance, Inc., 6.25%, 04/01/2056(d)	315,000	317,081
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/2032(a)	325,000	344,263
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	287,000	282,629
4.75%, 06/15/2029(a)	310,000	308,184
4.38%, 08/15/2029(a)(b)	310,000	303,917
6.75%, 01/15/2031(a)	400,000	418,952
ION Platform Finance US, Inc., 7.88%, 09/30/2032(a)	617,000	541,889
ION Platform Finance US, Inc./ION Platform Finance S.a.r.l.
8.75%, 05/01/2029(a)	288,000	274,798
9.50%, 05/30/2029(a)	320,000	309,060
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	325,000	335,344
Playtika Holding Corp., 4.25%, 03/15/2029(a)	231,000	200,820
		7,318,707
Uzbekistan-0.66%
JSC Uzbekneftegaz, 8.75%, 05/07/2030(a)	300,000	325,031
Navoi Mining and Metallurgical Combinat
6.70%, 10/17/2028(a)	200,000	207,541
See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Uzbekistan-(continued)
6.75%, 05/14/2030(a)	$200,000	$211,073
6.95%, 10/17/2031(a)	250,000	268,997
Uzbekneftegaz JSC, 4.75%, 11/16/2028(a)	310,000	302,175
		1,314,817
Zambia-1.03%
First Quantum Minerals Ltd.
8.63%, 06/01/2031(a)	981,000	1,031,719
8.00%, 03/01/2033(a)	550,000	590,871
7.25%, 02/15/2034(a)	420,000	441,560
		2,064,150
Total U.S. Dollar Denominated Bonds & Notes (Cost $188,703,232)		193,952,165
	Shares
Common Stocks & Other Equity Interests-0.12%
Spain-0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034(a)(i)(j)	10	47
United States-0.12%
Hornbeck Offshore Services, Inc.(i)(k)	323	16,634
Hornbeck Offshore Services, Inc., Wts., TBA(i)(k)	3,246	167,169
Hornbeck Offshore Services, Inc., Wts., TBA(i)(k)	2,673	47,446
Premier Brands Group Holdings Co.(i)(l)	3,222	6,446
TRU Taj LLC/TRU Taj Finance, Inc.(i)	2,156	1,079
		238,774
Total Common Stocks & Other Equity Interests (Cost $178,938)		238,821
	Shares	Value
Money Market Funds-2.43%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(m)(n) (Cost $4,865,550)	4,865,550	$4,865,550
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.39% (Cost $193,747,720)		199,056,536
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.76%
Invesco Private Government Fund, 3.65%(m)(n)(o)	3,764,279	3,764,279
Invesco Private Prime Fund, 3.80%(m)(n)(o)	9,770,390	9,773,321
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,537,600)		13,537,600
TOTAL INVESTMENTS IN SECURITIES-106.15% (Cost $207,285,320)		212,594,136
OTHER ASSETS LESS LIABILITIES-(6.15)%		(12,318,267)
NET ASSETS-100.00%		$200,275,869

Investment Abbreviations:
PIK-Pay-in-Kind
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $170,189,725, which represented 84.98% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31,
2026 was $194,605, which represented less than 1% of the Fund’s Net Assets.

(h)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(i)	Non-income producing security.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(l)	Acquired as part of the Nine West Holding, Inc. reorganization.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Global ex-US High Yield Corporate Bond ETF (PGHY)—(continued)
January 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,938,406	$13,323,731	$(10,396,587)	$-	$-	$4,865,550	$19,771
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,704,605	5,823,288	(5,763,614)	-	-	3,764,279	36,183 *
Invesco Private Prime Fund	9,632,369	14,044,429	(13,903,477)	(40)	40	9,773,321	97,952 *
Total	$15,275,380	$33,191,448	$(30,063,678)	$(40)	$40	$18,403,150	$153,906

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Corporate Bond ETF (PICB)
January 31, 2026
(Unaudited)

	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes-98.47%(a)
Australia-2.76%
APA Infrastructure Ltd., 3.50%, 03/22/2030(b)	GBP	549,000	$720,340
Australia and New Zealand Banking Group Ltd., 4.95%, 02/05/2029	AUD	750,000	527,231
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP	850,000	983,930
Commonwealth Bank of Australia, 4.90%, 08/17/2028	AUD	900,000	632,721
National Australia Bank Ltd.
2.13%, 05/24/2028(b)	EUR	300,000	353,918
4.85%, 03/22/2029	AUD	1,000,000	700,816
3.13%, 02/28/2030(b)	EUR	400,000	481,119
5.10%, 10/16/2035(b)	AUD	800,000	545,364
Scentre Group Trust 1, 5.35%, 09/18/2035(b)	AUD	1,000,000	677,663
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/2033(b)	EUR	200,000	251,046
Westpac Banking Corp.
5.00%, 01/15/2029	AUD	800,000	563,248
5.10%, 05/14/2029	AUD	1,200,000	846,444
4.50%, 10/30/2030(b)	AUD	1,000,000	686,476
			7,970,316
Belgium-0.13%
Belfius Bank S.A., 4.13%, 09/12/2029	EUR	300,000	373,143
Canada-19.25%
Bank of Montreal
3.65%, 04/01/2027	CAD	1,720,000	1,281,868
4.31%, 06/01/2027	CAD	2,150,000	1,616,894
4.71%, 12/07/2027	CAD	2,150,000	1,635,994
3.19%, 03/01/2028	CAD	2,250,000	1,669,850
5.04%, 05/29/2028	CAD	1,700,000	1,310,274
4.54%, 12/18/2028	CAD	1,700,000	1,302,051
4.42%, 07/17/2029	CAD	1,800,000	1,378,349
Bank of Nova Scotia (The)
4.68%, 02/01/2029	CAD	1,800,000	1,386,391
3.50%, 04/17/2029(b)	EUR	300,000	365,938
Bell Canada
3.80%, 08/21/2028	CAD	1,050,000	786,234
4.55%, 02/09/2030	CAD	900,000	690,245
2.50%, 05/14/2030	CAD	850,000	606,955
3.00%, 03/17/2031	CAD	850,000	605,881
5.85%, 11/10/2032	CAD	1,050,000	857,307
5.15%, 08/24/2034	CAD	900,000	704,149
Brookfield Finance II, Inc., 5.43%, 12/14/2032(b)	CAD	850,000	677,119
Canadian Imperial Bank of Commerce
4.95%, 06/29/2027	CAD	1,850,000	1,403,713
5.05%, 10/07/2027	CAD	1,500,000	1,144,792
5.50%, 01/14/2028	CAD	1,100,000	849,262
CDP Financial, Inc.
3.00%, 04/11/2029(b)	EUR	400,000	483,347
4.10%, 06/13/2030(b)	AUD	1,400,000	952,946
2.75%, 02/13/2032(b)	EUR	250,000	295,299
3.25%, 09/30/2035(b)	EUR	250,000	297,096
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD	1,250,000	928,165
CI Financial Corp., 4.63%, 12/12/2031(b)	EUR	200,000	243,611
	Principal Amount		Value
Canada-(continued)
Coastal Gaslink Pipeline L.P.
Series J, 5.86%, 03/30/2049	CAD	850,000	$702,120
Series K, 5.86%, 06/30/2049	CAD	850,000	702,578
Federation des caisses Desjardins du Quebec
4.41%, 05/19/2027	CAD	900,000	677,963
5.47%, 11/17/2028	CAD	1,100,000	861,154
3.80%, 09/24/2029	CAD	1,100,000	825,599
First Nations Finance Authority, 1.71%, 06/16/2030	CAD	900,000	627,863
Hydro One, Inc.
4.25%, 01/04/2035	CAD	930,000	700,548
Series 64, 3.90%, 11/21/2033	CAD	1,100,000	815,258
National Bank of Canada
5.22%, 06/14/2028	CAD	1,500,000	1,162,980
5.02%, 02/01/2029	CAD	1,350,000	1,048,786
OMERS Finance Trust, 3.25%, 01/28/2035(b)	EUR	250,000	298,173
Ontario Teachers’ Finance Trust
2.85%, 12/04/2031(b)	EUR	200,000	238,006
1.85%, 05/03/2032(b)	EUR	400,000	446,376
0.90%, 05/20/2041(b)	EUR	400,000	319,952
Original Wempi, Inc., 7.79%, 10/04/2027	CAD	500,000	392,265
Rogers Communications, Inc.
3.65%, 03/31/2027	CAD	1,400,000	1,041,365
4.25%, 04/15/2032	CAD	850,000	639,356
6.75%, 11/09/2039	CAD	1,220,000	1,060,535
Royal Bank of Canada
4.61%, 07/26/2027	CAD	1,700,000	1,288,066
4.64%, 01/17/2028	CAD	1,700,000	1,295,849
4.63%, 05/01/2028	CAD	2,150,000	1,643,472
2.13%, 04/26/2029(b)	EUR	300,000	350,567
5.23%, 06/24/2030	CAD	1,200,000	952,725
TELUS Corp.
5.25%, 11/15/2032	CAD	1,000,000	791,471
Series CY, 3.30%, 05/02/2029	CAD	850,000	628,165
Toronto-Dominion Bank (The)
4.21%, 06/01/2027	CAD	2,400,000	1,804,497
5.38%, 10/21/2027	CAD	1,750,000	1,345,632
4.48%, 01/18/2028	CAD	1,800,000	1,367,330
5.49%, 09/08/2028	CAD	1,300,000	1,016,460
4.68%, 01/08/2029	CAD	2,150,000	1,653,141
3.63%, 12/13/2029(b)	EUR	350,000	427,312
1.95%, 04/08/2030(b)	EUR	373,000	425,882
3.56%, 04/16/2031(b)	EUR	300,000	363,462
3.13%, 08/03/2032(b)	EUR	300,000	352,751
3.36%, 09/22/2032(b)	EUR	300,000	355,953
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD	1,750,000	1,302,559
5.28%, 07/15/2030(b)	CAD	1,050,000	828,516
4.58%, 02/20/2035	CAD	900,000	677,863
4.34%, 10/15/2049(b)	CAD	900,000	591,980
			55,498,260
Denmark-2.15%
Carlsberg Breweries A/S
3.00%, 08/28/2029(b)	EUR	250,000	299,717
3.25%, 02/28/2032(b)	EUR	300,000	357,824
3.50%, 02/28/2035(b)	EUR	350,000	412,182
5.50%, 02/28/2039(b)	GBP	400,000	542,469
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value
Denmark-(continued)
DSV Finance B.V.
3.13%, 11/06/2028(b)	EUR	300,000	$361,554
3.25%, 11/06/2030(b)	EUR	400,000	481,445
Novo Nordisk Finance (Netherlands) B.V.
3.13%, 01/21/2029(b)	EUR	200,000	242,139
2.88%, 08/27/2030(b)	EUR	300,000	358,341
3.25%, 01/21/2031(b)	EUR	300,000	363,379
3.38%, 05/21/2034(b)	EUR	300,000	357,612
3.63%, 05/27/2037(b)	EUR	300,000	355,509
Orsted A/S
4.88%, 01/12/2032(b)	GBP	700,000	938,926
5.75%, 04/09/2040(b)	GBP	388,000	504,602
5.38%, 09/13/2042(b)	GBP	500,000	611,975
			6,187,674
Finland-0.58%
Nordea Bank Abp
0.50%, 11/02/2028(b)	EUR	300,000	337,273
2.50%, 05/23/2029(b)	EUR	200,000	237,050
3.38%, 06/11/2029(b)	EUR	300,000	365,921
2.75%, 05/02/2030(b)	EUR	300,000	356,386
3.63%, 03/15/2034(b)	EUR	300,000	362,641
			1,659,271
France-22.96%
Abertis France SAS, 1.48%, 01/18/2031(b)	EUR	200,000	219,810
Action Logement Services
0.38%, 10/05/2031(b)	EUR	200,000	205,458
1.38%, 04/13/2032(b)	EUR	500,000	536,879
0.50%, 10/30/2034(b)	EUR	400,000	371,083
3.75%, 11/25/2035(b)	EUR	100,000	119,608
4.13%, 10/03/2038(b)	EUR	300,000	363,490
0.75%, 07/19/2041(b)(c)	EUR	300,000	221,297
3.63%, 05/25/2043(b)	EUR	300,000	329,636
Aeroports de Paris S.A., 2.75%, 04/02/2030(b)	EUR	400,000	473,831
Airbus SE
1.63%, 06/09/2030(b)	EUR	300,000	340,794
2.38%, 04/07/2032(b)	EUR	300,000	346,819
2.38%, 06/09/2040(b)	EUR	300,000	300,327
Autoroutes du Sud de la France S.A.
1.38%, 01/22/2030(b)	EUR	300,000	339,234
1.38%, 02/21/2031(b)	EUR	300,000	330,721
Ayvens S.A.
3.88%, 01/24/2028(b)	EUR	300,000	366,343
4.88%, 10/06/2028(b)	EUR	200,000	251,672
Banque Federative du Credit Mutuel
3.00%, 05/07/2030(b)	EUR	200,000	238,477
3.13%, 03/11/2031(b)	EUR	100,000	118,894
3.63%, 03/07/2035(b)	EUR	300,000	354,607
Banque Federative du Credit Mutuel S.A.
3.88%, 01/26/2028(b)	EUR	300,000	366,081
5.38%, 05/25/2028(b)	GBP	500,000	701,762
0.25%, 07/19/2028(b)	EUR	300,000	336,974
0.63%, 11/03/2028(b)	EUR	400,000	449,737
4.13%, 03/13/2029(b)	EUR	400,000	495,089
1.75%, 03/15/2029(b)	EUR	300,000	345,457
1.88%, 06/18/2029(b)	EUR	300,000	344,095
5.00%, 10/22/2029(b)	GBP	500,000	697,269
2.63%, 11/06/2029(b)	EUR	300,000	352,670
	Principal Amount		Value
France-(continued)
0.75%, 01/17/2030(b)	EUR	300,000	$327,683
4.38%, 05/02/2030(b)	EUR	300,000	374,612
1.25%, 06/03/2030(b)	EUR	200,000	220,730
0.63%, 02/21/2031(b)	EUR	400,000	419,514
3.25%, 10/17/2031(b)	EUR	300,000	357,385
4.75%, 11/10/2031(b)	EUR	300,000	382,975
1.13%, 01/19/2032(b)	EUR	300,000	314,548
5.13%, 01/13/2033(b)	EUR	400,000	513,585
3.75%, 02/01/2033(b)	EUR	400,000	486,021
4.13%, 06/14/2033(b)	EUR	400,000	496,725
4.38%, 01/11/2034(b)	EUR	300,000	368,045
3.75%, 02/03/2034(b)	EUR	300,000	362,752
BNP Paribas S.A.
1.38%, 05/28/2029(b)	EUR	400,000	453,589
3.63%, 09/01/2029(b)	EUR	400,000	488,133
1.63%, 07/02/2031(b)	EUR	400,000	435,278
1.25%, 07/13/2031(b)	GBP	700,000	795,162
2.10%, 04/07/2032(b)	EUR	300,000	331,628
5.75%, 06/13/2032(b)	GBP	800,000	1,136,183
0.63%, 12/03/2032(b)	EUR	500,000	495,658
4.13%, 05/24/2033(b)	EUR	400,000	500,924
4.10%, 02/13/2034(b)	EUR	400,000	493,757
2.00%, 09/13/2036(b)	GBP	600,000	596,290
Bouygues S.A.
1.38%, 06/07/2027(b)	EUR	200,000	235,063
2.25%, 06/29/2029(b)	EUR	200,000	235,215
0.50%, 02/11/2030(b)	EUR	300,000	327,097
3.88%, 07/17/2031(b)	EUR	300,000	371,586
4.63%, 06/07/2032(b)	EUR	300,000	384,789
3.25%, 06/30/2037(b)(c)	EUR	300,000	342,274
5.38%, 06/30/2042(b)	EUR	200,000	265,059
BPCE S.A.
4.38%, 07/13/2028(b)	EUR	300,000	371,093
1.00%, 10/05/2028(b)	EUR	300,000	344,022
3.88%, 01/11/2029(b)	EUR	200,000	245,115
5.25%, 04/16/2029(b)	GBP	600,000	832,158
0.25%, 01/14/2031(b)	EUR	400,000	415,604
0.75%, 03/03/2031(b)	EUR	300,000	315,954
1.00%, 01/14/2032(b)	EUR	300,000	312,132
4.00%, 11/29/2032(b)	EUR	400,000	495,977
4.50%, 01/13/2033(b)	EUR	300,000	377,470
3.88%, 01/25/2036(b)	EUR	300,000	364,282
Capgemini SE
2.00%, 04/15/2029(b)	EUR	300,000	348,644
3.13%, 09/25/2031(b)	EUR	300,000	353,883
2.38%, 04/15/2032(b)	EUR	300,000	338,961
3.50%, 09/25/2034(b)	EUR	400,000	466,776
Cie de Saint-Gobain S.A.
3.38%, 04/08/2030(b)	EUR	300,000	363,142
3.88%, 11/29/2030(b)	EUR	400,000	495,511
1.88%, 03/15/2031(b)	EUR	200,000	225,670
3.63%, 04/08/2034(b)	EUR	300,000	360,535
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR	300,000	340,411
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR	300,000	339,024
1.50%, 10/06/2031(b)	EUR	200,000	215,494
Credit Agricole S.A.
0.38%, 04/20/2028(b)	EUR	700,000	795,278
1.13%, 02/24/2029(b)	EUR	300,000	342,433
1.75%, 03/05/2029(b)	EUR	800,000	923,394
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value
France-(continued)
2.00%, 03/25/2029(b)	EUR	700,000	$811,956
1.00%, 07/03/2029(b)	EUR	600,000	676,469
2.50%, 08/29/2029(b)	EUR	500,000	591,811
4.88%, 10/23/2029(b)	GBP	700,000	971,889
4.13%, 03/07/2030(b)	EUR	700,000	875,232
3.88%, 04/20/2031(b)	EUR	900,000	1,113,029
0.88%, 01/14/2032(b)	EUR	700,000	728,664
3.13%, 02/26/2032(b)	EUR	300,000	356,766
1.13%, 07/12/2032(b)	EUR	200,000	208,671
4.00%, 01/18/2033(b)	EUR	200,000	248,419
4.38%, 11/27/2033(b)	EUR	400,000	502,881
3.75%, 01/22/2034(b)	EUR	500,000	607,519
3.50%, 09/26/2034(b)	EUR	300,000	354,450
3.88%, 11/28/2034(b)	EUR	400,000	489,903
3.75%, 05/27/2035(b)	EUR	300,000	357,987
4.13%, 02/26/2036(b)	EUR	600,000	735,736
Danone S.A., 1.21%, 11/03/2028(b)	EUR	400,000	459,734
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR	300,000	328,700
ENGIE S.A.
3.63%, 01/11/2030(b)	EUR	300,000	366,906
0.50%, 10/24/2030(b)	EUR	300,000	319,184
4.00%, 01/11/2035(b)	EUR	300,000	368,450
5.75%, 10/28/2050(b)	GBP	400,000	514,828
5.63%, 04/03/2053(b)	GBP	600,000	752,705
5.00%, 10/01/2060(b)	GBP	1,000,000	1,141,581
EssilorLuxottica S.A.
2.88%, 03/05/2029(b)	EUR	300,000	359,970
2.63%, 01/10/2030(b)	EUR	300,000	355,043
0.75%, 11/27/2031(b)	EUR	300,000	314,708
Kering S.A.
3.63%, 09/05/2031(b)	EUR	200,000	243,379
3.38%, 03/11/2032(b)	EUR	300,000	357,881
3.88%, 09/05/2035(b)	EUR	300,000	360,691
La Banque Postale S.A., 4.00%, 05/03/2028(b)	EUR	200,000	245,185
LOreal S.A.
2.75%, 11/19/2030(b)	EUR	200,000	238,171
3.38%, 01/19/2036(b)	EUR	300,000	354,880
LVMH Moet Hennessy Louis Vuitton
2.63%, 03/07/2029(b)	EUR	300,000	357,935
3.25%, 09/07/2029(b)	EUR	300,000	365,068
LVMH Moet Hennessy Louis Vuitton SE
0.38%, 02/11/2031(b)	EUR	300,000	317,903
3.50%, 09/07/2033(b)	EUR	400,000	486,030
Orange S.A.
1.38%, 03/20/2028(b)	EUR	300,000	349,093
2.00%, 01/15/2029(b)	EUR	300,000	351,798
1.38%, 01/16/2030(b)	EUR	300,000	339,015
1.88%, 09/12/2030(b)	EUR	400,000	454,597
3.13%, 11/13/2031(b)	EUR	300,000	357,171
3.25%, 01/15/2032(b)	GBP	700,000	889,553
0.50%, 09/04/2032(b)	EUR	200,000	200,765
8.13%, 01/28/2033	EUR	350,000	540,581
0.63%, 12/16/2033(b)	EUR	300,000	289,992
5.63%, 01/23/2034	GBP	378,000	542,457
3.50%, 11/13/2034(b)	EUR	400,000	473,573
3.75%, 09/04/2037(b)	EUR	300,000	354,316
3.75%, 05/13/2038(b)	EUR	300,000	350,752
5.38%, 11/22/2050(b)	GBP	500,000	626,360
	Principal Amount		Value
France-(continued)
Pernod Ricard S.A., 1.75%, 04/08/2030(b)	EUR	300,000	$341,105
Schneider Electric SE, 3.62%, 09/02/2037(b)	EUR	300,000	356,976
Societe Generale S.A.
2.13%, 09/27/2028(b)	EUR	400,000	470,179
4.13%, 11/21/2028(b)	EUR	200,000	248,366
1.75%, 03/22/2029(b)	EUR	300,000	345,035
2.63%, 05/30/2029(b)	EUR	300,000	358,014
1.25%, 06/12/2030(b)	EUR	400,000	441,664
4.25%, 11/16/2032(b)	EUR	300,000	381,036
5.63%, 06/02/2033(b)	EUR	200,000	264,175
6.25%, 06/22/2033(b)	GBP	400,000	590,331
Suez S.A.
5.00%, 11/03/2032(b)	EUR	200,000	257,629
2.88%, 05/24/2034(b)	EUR	300,000	335,284
6.63%, 10/05/2043(b)	GBP	500,000	716,025
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR	400,000	465,524
TotalEnergies Capital International S.A.
1.38%, 10/04/2029(b)	EUR	300,000	341,118
3.08%, 07/01/2031(b)	EUR	200,000	238,265
1.99%, 04/08/2032(b)	EUR	400,000	446,004
3.16%, 03/03/2033(b)	EUR	200,000	235,841
3.65%, 07/01/2035(b)	EUR	300,000	356,866
1.62%, 05/18/2040(b)	EUR	300,000	263,463
3.85%, 03/03/2045(b)	EUR	300,000	330,347
Unibail-Rodamco-Westfield SE, 1.38%, 12/04/2031(b)	EUR	300,000	317,999
Vinci S.A.
1.63%, 01/18/2029(b)	EUR	400,000	463,642
1.75%, 09/26/2030(b)	EUR	300,000	341,088
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP	400,000	518,462
			66,198,112
Germany-10.77%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP	700,000	847,018
Amprion GmbH, 3.97%, 09/22/2032(b)	EUR	300,000	369,929
Aroundtown S.A.
0.38%, 04/15/2027(b)	EUR	200,000	231,787
3.50%, 05/13/2030(b)	EUR	300,000	356,568
BASF SE, 1.50%, 03/17/2031(b)	EUR	300,000	333,869
Bayer AG
0.38%, 01/12/2029(b)	EUR	300,000	334,288
1.13%, 01/06/2030(b)	EUR	400,000	444,692
0.63%, 07/12/2031(b)	EUR	300,000	312,736
1.38%, 07/06/2032(b)	EUR	400,000	423,951
4.63%, 05/26/2033(b)	EUR	400,000	511,488
Bayer Capital Corp. B.V., 2.13%, 12/15/2029(b)	EUR	400,000	463,229
BMW Finance N.V.
2.63%, 05/20/2028(b)	EUR	300,000	357,974
1.50%, 02/06/2029(b)	EUR	300,000	345,943
BMW International Investment B.V., 3.13%, 07/22/2029(b)	EUR	250,000	301,463
BMW US Capital LLC, 3.38%, 02/02/2034(b)	EUR	335,000	396,403
Deutsche Bahn AG
1.13%, 12/18/2028(b)	EUR	300,000	344,855
0.63%, 04/15/2036(b)	EUR	350,000	317,480
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value
Germany-(continued)
0.63%, 12/08/2050(b)	EUR	248,000	$137,693
1.13%, 05/29/2051(b)	EUR	301,000	192,547
Deutsche Boerse AG, 3.88%, 09/28/2033(b)	EUR	300,000	370,883
Deutsche Post AG, 3.50%, 03/25/2036(b)	EUR	300,000	358,275
Deutsche Telekom AG
1.75%, 03/25/2031(b)	EUR	300,000	338,754
3.63%, 02/03/2045(b)	EUR	250,000	275,401
Deutsche Telekom International Finance B.V., 2.00%, 12/01/2029(b)	EUR	200,000	233,153
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	250,000	285,968
6.25%, 06/03/2030(b)	GBP	700,000	1,026,299
6.38%, 06/07/2032	GBP	832,000	1,234,101
4.75%, 01/31/2034(b)	GBP	500,000	667,708
5.88%, 10/30/2037(b)	GBP	750,000	1,041,751
6.75%, 01/27/2039(b)	GBP	600,000	889,720
6.13%, 07/06/2039(b)	GBP	900,000	1,259,138
E.ON SE
3.88%, 01/12/2035(b)	EUR	266,000	326,453
4.13%, 03/25/2044(b)	EUR	275,000	327,384
EnBW International Finance B.V., 3.75%, 11/20/2035(b)	EUR	306,000	367,304
Eurogrid GmbH, 3.73%, 10/18/2035(b)	EUR	300,000	356,630
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	300,000	339,844
Landesbank Hessen-Thueringen Girozentrale, 3.00%, 03/05/2032(b)	EUR	300,000	355,358
Mercedes-Benz Group AG
1.50%, 07/03/2029(b)	EUR	400,000	459,439
0.75%, 09/10/2030(b)	EUR	200,000	217,273
1.13%, 11/06/2031(b)	EUR	300,000	321,602
0.75%, 03/11/2033(b)	EUR	279,000	281,625
2.13%, 07/03/2037(b)(c)	EUR	400,000	410,738
Mercedes-Benz International Finance B.V.
3.25%, 11/15/2030(b)	EUR	328,000	396,409
3.70%, 05/30/2031(b)	EUR	300,000	370,605
Robert Bosch GmbH
3.63%, 06/02/2030(b)	EUR	200,000	244,895
4.00%, 06/02/2035(b)	EUR	300,000	366,327
4.38%, 06/02/2043(b)	EUR	400,000	473,880
RWE AG, 2.75%, 05/24/2030(b)	EUR	275,000	325,713
SAP SE, 1.63%, 03/10/2031(b)	EUR	400,000	448,702
Siemens Financieringsmaatschappij N.V.
2.63%, 05/27/2029(b)	EUR	300,000	358,274
3.38%, 08/24/2031(b)	EUR	400,000	487,682
3.13%, 05/22/2032(b)	EUR	400,000	480,903
3.00%, 09/08/2033(b)	EUR	300,000	354,252
0.50%, 09/05/2034(b)	EUR	200,000	192,844
3.63%, 05/27/2036(b)	EUR	200,000	241,192
3.38%, 02/22/2037(b)	EUR	300,000	352,051
3.75%, 09/10/2042(b)	GBP	600,000	662,245
3.63%, 02/22/2044(b)	EUR	400,000	449,581
Traton Finance Luxembourg S.A., 0.75%, 03/24/2029(b)	EUR	400,000	447,091
Volkswagen Bank GmbH, 3.13%, 12/10/2029(b)	EUR	100,000	119,503
Volkswagen Financial Services AG
3.25%, 05/19/2027(b)	EUR	300,000	360,227
	Principal Amount		Value
Germany-(continued)
0.88%, 01/31/2028(b)	EUR	230,000	$264,398
3.63%, 05/19/2029(b)	EUR	300,000	364,492
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	500,000	656,785
Volkswagen International Finance N.V.
1.88%, 03/30/2027(b)	EUR	600,000	709,402
0.88%, 09/22/2028(b)	EUR	400,000	454,042
1.63%, 01/16/2030(b)	EUR	300,000	340,676
3.25%, 11/18/2030(b)	EUR	200,000	239,532
4.13%, 11/16/2038(b)	EUR	300,000	357,155
Volkswagen Leasing GmbH, 3.88%, 10/11/2028(b)	EUR	300,000	366,880
Vonovia SE
0.25%, 09/01/2028(b)	EUR	400,000	447,454
0.75%, 09/01/2032(b)	EUR	300,000	299,807
Wintershall Dea Finance B.V.
1.33%, 09/25/2028(b)	EUR	300,000	341,010
1.82%, 09/25/2031(b)	EUR	300,000	321,093
			31,063,816
Italy-4.68%
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	325,000	366,056
2.38%, 11/25/2033(b)	EUR	300,000	322,294
Autostrade per l’Italia S.p.A.
2.00%, 12/04/2028(b)	EUR	300,000	350,558
2.00%, 01/15/2030(b)	EUR	300,000	343,257
Enel Finance International N.V.
3.88%, 03/09/2029(b)	EUR	300,000	369,115
0.88%, 09/28/2034(b)	EUR	370,000	353,247
3.88%, 01/23/2035(b)	EUR	200,000	242,356
0.88%, 06/17/2036(b)	EUR	300,000	269,171
5.75%, 09/14/2040(b)	GBP	1,250,000	1,691,250
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	439,000	606,332
Eni S.p.A.
4.30%, 02/10/2028(b)	EUR	200,000	245,997
3.63%, 01/29/2029(b)	EUR	300,000	367,245
0.63%, 01/23/2030(b)	EUR	300,000	328,116
2.00%, 05/18/2031(b)	EUR	350,000	397,111
4.25%, 05/19/2033(b)	EUR	300,000	375,762
3.88%, 01/15/2034(b)	EUR	300,000	365,824
Intesa Sanpaolo S.p.A.
0.75%, 03/16/2028(b)	EUR	400,000	459,452
1.75%, 07/04/2029(b)	EUR	223,000	256,931
4.88%, 05/19/2030(b)	EUR	300,000	384,648
3.63%, 10/16/2030(b)	EUR	300,000	367,315
5.13%, 08/29/2031(b)	EUR	400,000	522,703
6.63%, 05/31/2033(b)	GBP	600,000	903,878
Italgas S.p.A., 3.13%, 02/08/2029(b)	EUR	300,000	361,605
Snam S.p.A.
3.25%, 07/01/2032(b)	EUR	300,000	356,810
3.88%, 02/19/2034(b)	EUR	300,000	365,371
5.75%, 11/26/2036(b)	GBP	600,000	835,099
UniCredit S.p.A.
0.85%, 01/19/2031(b)	EUR	213,000	229,018
4.00%, 03/05/2034(b)	EUR	300,000	368,614
4.20%, 06/11/2034(b)	EUR	300,000	369,060
3.73%, 06/10/2035(b)	EUR	300,000	358,866
Unipol Assicurazioni S.p.A., 3.25%, 09/23/2030(b)	EUR	300,000	363,701
			13,496,762
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value
Japan-2.39%
East Japan Railway Co., 5.56%, 09/04/2054(b)	GBP	500,000	$653,661
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	300,000	322,026
NTT Finance Corp.
2.91%, 03/16/2029(b)	EUR	300,000	358,323
0.34%, 03/03/2030(b)	EUR	300,000	322,859
3.68%, 07/16/2033(b)	EUR	350,000	422,778
4.09%, 07/16/2037(b)	EUR	350,000	424,415
Series 17, 0.28%, 12/20/2027	JPY	200,000,000	1,266,076
Series 18, 0.38%, 09/20/2030	JPY	300,000,000	1,802,451
Sumitomo Mitsui Financial Group, Inc., 0.63%, 10/23/2029(b)	EUR	325,000	357,516
Takeda Pharmaceutical Co. Ltd.
3.00%, 11/21/2030(b)	EUR	400,000	475,154
1.38%, 07/09/2032	EUR	300,000	317,832
2.00%, 07/09/2040	EUR	200,000	182,794
			6,905,885
Luxembourg-0.12%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	300,000	352,223
Netherlands-3.18%
ABN AMRO Bank N.V.
4.38%, 10/20/2028(b)	EUR	300,000	372,889
2.75%, 06/04/2029(b)	EUR	200,000	239,412
0.50%, 09/23/2029(b)	EUR	400,000	437,539
3.13%, 01/21/2030(b)	EUR	200,000	242,006
4.25%, 02/21/2030(b)	EUR	300,000	374,457
4.63%, 11/08/2030(b)	GBP	600,000	820,736
3.88%, 01/15/2032(b)	EUR	300,000	369,137
1.00%, 06/02/2033(b)	EUR	300,000	302,151
1.25%, 01/20/2034(b)	EUR	300,000	302,279
4.50%, 11/21/2034(b)	EUR	300,000	382,719
Cooperatieve Rabobank U.A.
4.63%, 05/23/2029(b)	GBP	900,000	1,235,898
4.00%, 01/10/2030(b)	EUR	400,000	495,518
1.13%, 05/07/2031(b)	EUR	300,000	323,516
3.82%, 07/26/2034(b)	EUR	300,000	365,386
3.55%, 10/08/2035(b)	EUR	200,000	235,988
ING Bank N.V., 2.63%, 12/01/2028(b)	EUR	100,000	119,221
ING Groep N.V.
1.38%, 01/11/2028(b)	EUR	300,000	349,927
2.00%, 09/20/2028(b)	EUR	400,000	469,061
2.50%, 11/15/2030(b)	EUR	400,000	467,481
Koninklijke KPN N.V., 3.88%, 02/16/2036(b)	EUR	300,000	361,770
Prosus N.V., 1.29%, 07/13/2029(b)	EUR	200,000	224,337
TenneT Holding B.V.
4.50%, 10/28/2034(b)	EUR	300,000	386,054
0.88%, 06/16/2035(b)	EUR	300,000	293,122
			9,170,604
New Zealand-0.75%
ASB Bank Ltd., 4.10%, 09/02/2030(b)	NZD	1,000,000	599,706
Bank of New Zealand, 5.87%, 09/01/2028(b)	NZD	850,000	539,715
Westpac New Zealand Ltd.
4.34%, 09/24/2029	NZD	900,000	548,474
3.87%, 11/19/2030	NZD	800,000	473,139
			2,161,034
	Principal Amount		Value
Norway-2.57%
Equinor ASA
6.88%, 03/11/2031(b)	GBP	700,000	$1,062,985
1.38%, 05/22/2032(b)	EUR	300,000	320,980
1.63%, 02/17/2035(b)	EUR	200,000	203,430
Norway Government Bond
Series 479, 1.75%, 02/17/2027(b)	NOK	10,000,000	1,018,902
Series 480, 2.00%, 04/26/2028(b)	NOK	9,770,000	977,556
Series 481, 1.75%, 09/06/2029(b)	NOK	5,000,000	483,483
Series 482, 1.38%, 08/19/2030(b)	NOK	5,900,000	549,695
Series 483, 1.25%, 09/17/2031(b)	NOK	1,350,000	121,470
Series 484, 2.13%, 05/18/2032(b)	NOK	3,642,000	339,740
Series 486, 3.00%, 08/15/2033(b)	NOK	4,500,000	436,376
Series 487, 3.63%, 04/13/2034(b)	NOK	5,000,000	503,299
Series 488, 3.63%, 05/31/2039(b)	NOK	2,900,000	283,722
Series 489, 3.75%, 06/12/2035(b)	NOK	5,100,000	514,136
Telenor ASA, 1.13%, 05/31/2029(b)	EUR	300,000	339,204
Var Energi ASA, 3.88%, 03/12/2031(b)	EUR	200,000	241,571
			7,396,549
Portugal-0.12%
EDP Finance B.V., 1.88%, 09/21/2029(b)	EUR	300,000	345,738
Singapore-0.19%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	400,000	548,058
Spain-4.52%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	300,000	356,984
3.00%, 03/27/2031(b)	EUR	200,000	237,056
Banco Bilbao Vizcaya Argentaria S.A.
4.38%, 10/14/2029(b)	EUR	300,000	378,571
3.13%, 07/15/2030(b)	EUR	300,000	359,480
3.50%, 03/26/2031(b)	EUR	300,000	366,119
3.88%, 01/15/2034(b)(c)	EUR	400,000	494,427
3.75%, 08/26/2035(b)	EUR	200,000	239,794
Banco Santander S.A.
3.88%, 04/22/2029(b)	EUR	300,000	368,702
5.13%, 01/25/2030(b)	GBP	400,000	561,409
4.25%, 06/12/2030(b)	EUR	200,000	250,731
1.63%, 10/22/2030(b)	EUR	200,000	222,830
5.38%, 01/17/2031(b)	GBP	600,000	851,388
4.88%, 10/18/2031(b)	EUR	600,000	774,997
1.00%, 11/04/2031(b)(c)	EUR	300,000	318,268
3.25%, 05/27/2032(b)	EUR	300,000	357,629
3.50%, 10/02/2032(b)	EUR	300,000	359,583
3.75%, 01/09/2034(b)	EUR	400,000	488,014
3.50%, 02/17/2035(b)	EUR	300,000	354,630
CaixaBank S.A.
3.75%, 09/07/2029(b)	EUR	300,000	369,304
4.25%, 09/06/2030(b)	EUR	300,000	377,441
4.38%, 11/29/2033(b)	EUR	200,000	255,821
3.38%, 06/26/2035(b)	EUR	300,000	354,269
Cellnex Finance Co. S.A.
1.50%, 06/08/2028(b)	EUR	400,000	463,972
2.00%, 02/15/2033(b)	EUR	300,000	322,123
Cellnex Telecom S.A., 1.75%, 10/23/2030(b)	EUR	300,000	335,830
Iberdrola Finanzas S.A.
1.38%, 03/11/2032(b)	EUR	300,000	324,522
5.25%, 10/31/2036(b)	GBP	400,000	547,166
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value
Spain-(continued)
Santander Consumer Finance S.A., 3.75%, 01/17/2029(b)	EUR	300,000	$369,046
Telefonica Emisiones S.A.
1.72%, 01/12/2028(b)	EUR	300,000	352,535
1.79%, 03/12/2029(b)	EUR	300,000	347,989
0.66%, 02/03/2030(b)	EUR	300,000	327,345
2.59%, 05/25/2031(b)	EUR	300,000	348,976
3.70%, 01/24/2032(b)	EUR	200,000	242,951
3.72%, 01/23/2034(b)	EUR	300,000	355,544
			13,035,446
Sweden-2.05%
Skandinaviska Enskilda Banken AB
0.63%, 11/12/2029(b)	EUR	200,000	219,325
3.38%, 03/19/2030(b)	EUR	300,000	363,429
Svenska Handelsbanken AB
0.05%, 09/06/2028(b)	EUR	300,000	335,631
1.38%, 02/23/2029(b)	EUR	230,000	263,195
0.50%, 02/18/2030(b)	EUR	300,000	324,130
Swedbank AB, 4.13%, 11/13/2028(b)	EUR	300,000	371,982
Sweden Government Bond
Series 1056, 2.25%, 06/01/2032(b)	SEK	1,200,000	134,008
Series 1059, 1.00%, 11/12/2026(b)	SEK	3,500,000	392,462
Series 1060, 0.75%, 05/12/2028(b)	SEK	10,400,000	1,142,823
Series 1061, 0.75%, 11/12/2029(b)	SEK	10,100,000	1,082,831
Series 1062, 0.13%, 05/12/2031(b)	SEK	2,200,000	221,543
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	700,000	1,067,379
			5,918,738
Switzerland-1.41%
Holcim Finance (Luxembourg) S.A., 0.50%, 09/03/2030(b)	EUR	300,000	319,890
Lonza Finance International N.V., 3.88%, 04/24/2036(b)	EUR	300,000	360,183
Richemont International Holding S.A.
1.50%, 03/26/2030(b)	EUR	400,000	451,968
2.00%, 03/26/2038(b)	EUR	300,000	300,761
Swisscom Finance B.V.
3.50%, 11/29/2031(b)	EUR	400,000	487,067
3.63%, 11/29/2036(b)	EUR	200,000	238,129
UBS AG, 0.50%, 03/31/2031(b)	EUR	400,000	420,561
UBS Group AG
0.65%, 09/10/2029(b)	EUR	300,000	330,142
0.88%, 11/03/2031(b)	EUR	400,000	419,108
0.63%, 01/18/2033(b)	EUR	348,000	343,349
0.63%, 02/24/2033(b)	EUR	400,000	393,718
			4,064,876
United Kingdom-14.29%
Anglian Water Services Financing PLC
6.00%, 06/20/2039(b)	GBP	503,000	673,200
5.75%, 06/07/2043(b)	GBP	500,000	628,011
6.25%, 09/12/2044(b)	GBP	600,000	791,746
B.A.T. International Finance PLC
2.25%, 01/16/2030(b)	EUR	400,000	461,635
6.00%, 11/24/2034(b)	GBP	375,000	538,567
Blend Funding PLC
5.26%, 06/11/2032(b)	GBP	550,000	772,636
3.46%, 09/21/2047(b)	GBP	600,000	573,746
2.92%, 04/05/2054(b)	GBP	600,000	483,293
	Principal Amount		Value
United Kingdom-(continued)
British Telecommunications PLC
3.13%, 11/21/2031(b)	GBP	450,000	$573,271
6.38%, 06/23/2037(b)	GBP	450,000	654,769
Cadent Finance PLC
2.63%, 09/22/2038(b)	GBP	600,000	586,058
2.75%, 09/22/2046(b)	GBP	600,000	497,392
CCEP Finance (Ireland) DAC, 0.88%, 05/06/2033(b)	EUR	300,000	301,649
Centrica PLC, 4.25%, 09/12/2044(b)	GBP	500,000	539,712
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	430,000	380,598
Community Finance Co. 1 PLC, 5.02%, 07/31/2034	GBP	500,000	688,046
Diageo Finance PLC
3.13%, 02/28/2031(b)	EUR	200,000	239,018
2.50%, 03/27/2032(b)	EUR	300,000	344,217
2.75%, 06/08/2038(b)	GBP	500,000	522,866
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	400,000	469,718
GlaxoSmithKline Capital PLC
5.25%, 12/19/2033	GBP	500,000	716,054
1.63%, 05/12/2035(b)	GBP	700,000	721,802
6.38%, 03/09/2039	GBP	550,000	817,093
Heathrow Funding Ltd.
6.45%, 12/10/2031(b)	GBP	800,000	1,182,519
5.88%, 05/13/2041(b)	GBP	600,000	813,633
4.63%, 10/31/2046(b)	GBP	600,000	671,677
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)	GBP	550,000	704,161
Housing & Care 21, 3.29%, 11/08/2049(b)	GBP	500,000	454,946
HSBC Holdings PLC, 7.00%, 04/07/2038(b)	GBP	600,000	897,511
Imperial Brands Finance Netherlands B.V.
5.25%, 02/15/2031(b)	EUR	300,000	386,607
1.75%, 03/18/2033(b)	EUR	300,000	312,204
Imperial Brands Finance PLC
4.88%, 06/07/2032(b)	GBP	500,000	680,673
3.88%, 02/12/2034(b)	EUR	200,000	236,164
Lloyds Bank PLC, 6.50%, 09/17/2040(b)	GBP	760,000	1,141,207
LSEGA Financing PLC, 4.88%, 09/19/2032(b)	GBP	400,000	551,371
Motability Operations Group PLC
4.00%, 01/17/2030(b)	EUR	200,000	246,879
3.88%, 01/24/2034(b)	EUR	300,000	362,167
4.25%, 06/17/2035(b)	EUR	300,000	368,073
3.63%, 03/10/2036(b)	GBP	500,000	590,824
2.38%, 07/03/2039(b)	GBP	500,000	473,235
2.13%, 01/18/2042(b)	GBP	500,000	418,373
5.75%, 06/17/2051(b)	GBP	450,000	578,493
5.63%, 01/24/2054(b)	GBP	400,000	506,451
National Grid Electricity Distribution (West Midlands) PLC, 5.75%, 04/16/2032(b)	GBP	625,000	894,294
National Grid PLC, 4.28%, 01/16/2035(b)	EUR	200,000	248,246
Nationwide Building Society
3.00%, 03/03/2030(b)	EUR	200,000	238,886
3.13%, 08/18/2032(b)	EUR	300,000	353,489
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value
United Kingdom-(continued)
NatWest Markets PLC
5.00%, 11/18/2029(b)	GBP	500,000	$695,333
3.13%, 01/10/2030(b)	EUR	300,000	360,544
3.00%, 09/03/2030(b)	EUR	300,000	357,031
Optivo Finance PLC, 5.25%, 03/13/2043(b)	GBP	400,000	505,611
Places For People Treasury PLC
6.25%, 12/06/2041(b)	GBP	400,000	551,939
5.75%, 05/11/2055(b)	GBP	400,000	497,939
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	500,000	582,364
Rothesay Life PLC
7.73%, 05/16/2033(b)	GBP	400,000	611,299
7.02%, 12/10/2034(b)	GBP	500,000	737,235
Sanctuary Capital PLC, 2.38%, 04/14/2050(b)	GBP	450,000	334,097
Santander UK PLC, 3.35%, 03/25/2030(b)	EUR	300,000	362,905
Scottish Hydro Electric Transmission PLC, 5.50%, 01/15/2044(b)	GBP	450,000	582,284
Scottish Widows Ltd., 7.00%, 06/16/2043(b)	GBP	550,000	794,805
Severn Trent Utilities Finance PLC, 4.88%, 01/24/2042(b)	GBP	500,000	603,053
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	500,000	670,759
4.38%, 01/18/2038(b)	GBP	500,000	619,805
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)	GBP	900,000	1,148,093
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)	EUR	300,000	343,620
University of Oxford, 2.54%, 12/08/2117(b)	GBP	850,000	541,372
Vodafone Group PLC
1.63%, 11/24/2030(b)	EUR	200,000	224,624
6.38%, 07/03/2050(b)	GBP	400,000	556,459
5.13%, 12/02/2052(b)	GBP	500,000	584,058
Wellcome Trust Finance PLC, 4.63%, 07/25/2036(b)	GBP	450,000	601,954
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	620,000	290,940
2.52%, 02/07/2118(b)	GBP	700,000	440,453
WPP Finance 2013, 3.63%, 06/09/2031(b)	EUR	100,000	117,791
Yorkshire Water Finance PLC
6.38%, 11/18/2034(b)	GBP	400,000	569,833
2.75%, 04/18/2041(b)	GBP	700,000	626,511
			41,199,891
United States-3.60%
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	650,000	877,072
BP Capital Markets PLC
1.23%, 05/08/2031(b)	EUR	300,000	325,144
2.82%, 04/07/2032(b)	EUR	400,000	465,399
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	300,000	337,202
3.00%, 10/15/2028	EUR	300,000	361,501
1.63%, 03/07/2031	EUR	300,000	334,049
3.13%, 10/15/2031	EUR	200,000	239,873
0.75%, 10/15/2032	EUR	200,000	204,294
	Principal Amount		Value
United States-(continued)
3.38%, 10/15/2034	EUR	300,000	$357,537
1.50%, 07/02/2039	EUR	300,000	269,547
1.38%, 10/15/2040	EUR	200,000	169,441
1.63%, 10/15/2050	EUR	300,000	209,249
Nestle Finance International Ltd., 0.38%, 05/12/2032(b)	EUR	250,000	255,891
Nestle Holdings, Inc., 2.50%, 04/04/2032(b)	GBP	500,000	617,387
Robert Bosch Finance LLC, 2.75%, 05/28/2028(b)	EUR	300,000	358,333
Sanofi S.A.
1.50%, 04/01/2030(b)	EUR	200,000	228,188
Series 12FX, 1.38%, 03/21/2030(b)	EUR	500,000	567,108
Series 20FX, 1.88%, 03/21/2038(b)	EUR	400,000	399,334
Shell International Finance B.V.
0.50%, 11/08/2031(b)	EUR	300,000	310,861
1.88%, 04/07/2032(b)	EUR	300,000	333,281
1.25%, 11/11/2032(b)	EUR	300,000	316,552
0.88%, 11/08/2039(b)	EUR	200,000	159,468
1.75%, 09/10/2052(b)	GBP	400,000	251,966
Stellantis N.V.
4.50%, 07/07/2028(b)	EUR	300,000	372,080
0.75%, 01/18/2029(b)	EUR	400,000	448,695
4.38%, 03/14/2030(b)	EUR	300,000	372,151
4.25%, 06/16/2031(b)	EUR	300,000	367,545
2.75%, 04/01/2032(b)	EUR	300,000	336,780
1.25%, 06/20/2033(b)	EUR	300,000	293,563
Toyota Motor Credit Corp., 3.63%, 07/15/2031(b)	EUR	200,000	245,283
			10,384,774
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $275,101,456)			283,931,170
	Shares
Money Market Funds-0.33%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $946,244)		946,244	946,244
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.80% (Cost $276,047,700)			284,877,414
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.20%
Invesco Private Government Fund, 3.65%(d)(e)(f)		161,903	161,903
Invesco Private Prime Fund, 3.80%(d)(e)(f)		420,561	420,687
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $582,590)			582,590
TOTAL INVESTMENTS IN SECURITIES-99.00% (Cost $276,630,290)			285,460,004
OTHER ASSETS LESS LIABILITIES-1.00%			2,874,353
NET ASSETS-100.00%			$288,334,357
See accompanying notes which are an integral part of this schedule.

Invesco International Corporate Bond ETF (PICB)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
AUD-Australian Dollar
CAD-Canadian Dollar
EUR-Euro
GBP-British Pound Sterling
JPY-Japanese Yen
NOK-Norwegian Krone
NZD-New Zealand Dollar
SEK-Swedish Krona

Notes to Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $220,507,872, which represented 76.48% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$717,695	$5,218,833	$(4,990,284)	$-	$-	$946,244	$6,670
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	524,385	807,266	(1,169,748)	-	-	161,903	3,614 *
Invesco Private Prime Fund	1,359,240	2,043,496	(2,982,048)	2	(3)	420,687	9,690 *
Total	$2,601,320	$8,069,595	$(9,142,080)	$2	$(3)	$1,528,834	$19,974

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$67,322,330	$-	$67,322,330
Money Market Funds	108,823	-	-	108,823
Total Investments	$108,823	$67,322,330	$-	$67,431,153
Invesco Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,268,883,776	$-	$1,268,883,776
Money Market Funds	4,545,794	101,580,143	-	106,125,937
Total Investments	$4,545,794	$1,370,463,919	$-	$1,375,009,713
Invesco Global ex-US High Yield Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$193,952,165	$-	$193,952,165
Common Stocks & Other Equity Interests	-	238,774	47	238,821
Money Market Funds	4,865,550	13,537,600	-	18,403,150
Total Investments in Securities	4,865,550	207,728,539	47	212,594,136
Other Investments - Assets
Investments Matured	-	97,495	4,875	102,370
Total Investments	$4,865,550	$207,826,034	$4,922	$212,696,506
Invesco International Corporate Bond ETF
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$-	$283,931,170	$-	$283,931,170
Money Market Funds	946,244	582,590	-	1,528,834
Total Investments	$946,244	$284,513,760	$-	$285,460,004